UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 13 of its series, Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage Core Bond Portfolio, Wells Fargo Advantage Inflation-Protected Bond Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, and Wells Fargo Advantage Stable Income Portfolio. Each series has a May 31 fiscal year end.

Date of reporting period: August 31, 2014

ITEM 1. INVESTMENTS

Wells Fargo Advantage C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 95.84%
Consumer Discretionary : 12.78%
Hotels, Restaurants & Leisure : 4.28%
Carnival Corporation	187,100	$7,087,348
McDonald’s Corporation	73,000	6,841,560
		13,928,908

Media : 4.69%
Omnicom Group Incorporated	119,900	8,633,999
Twenty-First Century Fox Incorporated	186,500	6,605,830
		15,239,829

Multiline Retail : 2.55%
Kohl’s Corporation	141,100	8,295,269

Specialty Retail : 1.26%
PetSmart Incorporated	57,200	4,093,804

Consumer Staples : 10.47%
Beverages : 1.09%
Diageo plc ADR	29,600	3,548,152

Food Products : 2.32%
Unilever NV ADR	181,500	7,557,660

Household Products : 4.67%
Colgate-Palmolive Company	67,800	4,388,694
Henkel AG & Company KGaA ADR	51,200	4,835,328
The Procter & Gamble Company	71,500	5,942,365
		15,166,387

Tobacco : 2.39%
Philip Morris International	90,700	7,762,106

Energy : 7.68%
Oil, Gas & Consumable Fuels : 7.68%
Chevron Corporation	54,740	7,086,093
Devon Energy Corporation	90,400	6,817,968
Exxon Mobil Corporation	77,050	7,663,393
World Fuel Services Corporation	76,300	3,386,194
		24,953,648

Financials : 26.78%
Banks : 7.36%
Bank of America Corporation	334,100	5,375,669
JPMorgan Chase & Company	174,800	10,391,860
PNC Financial Services Group Incorporated	96,400	8,169,900
		23,937,429

Capital Markets : 5.50%
Charles Schwab Corporation	190,700	5,436,857

1

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage C&B Large Cap Value Portfolio

Security name	Shares	Value
Capital Markets (continued)
State Street Corporation	172,700	$12,439,581
		17,876,438

Consumer Finance : 2.24%
American Express Company	81,400	7,289,370

Diversified Financial Services : 2.24%
Berkshire Hathaway Incorporated Class B †	53,000	7,274,250

Insurance : 9.44%
Axis Capital Holdings Limited	75,650	3,647,843
FNF Group	178,600	5,056,166
RenaissanceRe Holdings Limited	83,800	8,580,282
The Progressive Corporation	353,000	8,832,060
Willis Group Holdings plc	108,500	4,553,745
		30,670,096

Health Care : 13.00%
Health Care Equipment & Supplies : 3.63%
Baxter International Incorporated	104,000	7,797,920
Becton Dickinson & Company	34,200	4,007,214
		11,805,134

Health Care Providers & Services : 6.71%
Cardinal Health Incorporated	104,100	7,672,170
Laboratory Corporation of America Holdings †	66,000	7,077,180
UnitedHealth Group Incorporated	81,400	7,055,752
		21,805,102

Pharmaceuticals : 2.66%
Johnson & Johnson	83,500	8,661,455

Industrials : 10.02%
Air Freight & Logistics : 2.27%
United Parcel Service Incorporated Class B	75,800	7,377,614

Commercial Services & Supplies : 1.69%
Cintas Corporation	82,900	5,483,006

Industrial Conglomerates : 2.74%
3M Company	62,000	8,928,000

Machinery : 3.32%
Illinois Tool Works Incorporated	52,600	4,639,846
Parker Hannifin Corporation	53,300	6,156,150
		10,795,996

Information Technology : 8.02%
Communications Equipment : 2.27%
QUALCOMM Incorporated	97,000	7,381,700

IT Services : 4.73%
Fiserv Incorporated †	118,300	7,626,801

2

Wells Fargo Advantage C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name			Shares	Value
IT Services (continued)
Western Union Company			444,000	$7,756,680
				15,383,481

Software : 1.02%
Microsoft Corporation			73,000	3,316,390

Materials : 7.09%
Containers & Packaging : 7.09%
Ball Corporation			108,700	6,967,670
Crown Holdings Incorporated †			207,900	10,035,333
Rock-Tenn Company Class A			122,800	6,036,848
				23,039,851

Total Common Stocks (Cost $213,212,158)				311,571,075

		Dividend yield
Preferred Stocks : 0.44%
Consumer Staples : 0.44%
Household Products : 0.44%
Henkel AG & Company KGaA ADR ±		1.61%	13,600	1,419,976

Total Preferred Stocks (Cost $597,017)				1,419,976

		Yield
Short-Term Investments : 3.27%
Investment Companies : 3.27%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07	10,639,981	10,639,981

Total Short-Term Investments (Cost $10,639,981)				10,639,981

Total investments in securities (Cost $224,449,156)*	99.55%			323,631,032
Other assets and liabilities, net	0.45			1,470,812

Total net assets	100.00%			$325,101,844

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $233,561,570 and unrealized gains (losses) consists of:

Gross unrealized gains	$99,181,876
Gross unrealized losses	(9,112,414)

Net unrealized gains	$90,069,462

3

Wells Fargo Advantage C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$41,557,810	$0	$0	$41,557,810
Consumer staples	34,034,305	0	0	34,034,305
Energy	24,953,648	0	0	24,953,648
Financials	87,047,583	0	0	87,047,583
Health care	42,271,691	0	0	42,271,691
Industrials	32,584,616	0	0	32,584,616

Information technology	26,081,571	0	0	26,081,571
Materials	23,039,851	0	0	23,039,851
Preferred stocks
Consumer Staples	1,419,976	0	0	1,419,976
Short-term investments
Investment companies	10,639,981	0	0	10,639,981

Total assets	$323,631,032	$0	$0	$323,631,032

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 98.93%
Consumer Discretionary : 23.86%
Auto Components : 1.29%
BorgWarner Incorporated	3,360	$208,958
Delphi Automotive plc	22,540	1,568,333
		1,777,291

Distributors : 0.48%
LKQ Corporation †	23,580	669,672

Hotels, Restaurants & Leisure : 4.87%
Chipotle Mexican Grill Incorporated †	3,400	2,307,410
Hilton Worldwide Holdings Incorporated †	7,528	190,609
Las Vegas Sands Corporation	15,320	1,018,933
Marriott International Incorporated Class A	8,900	617,660
Starbucks Corporation	21,344	1,660,777
Wynn Resorts Limited	4,830	931,610
		6,726,999

Internet & Catalog Retail : 4.33%
Amazon.com Incorporated †	8,330	2,824,203
Netflix Incorporated †	2,300	1,098,572
Priceline Group Incorporated †	1,660	2,065,555
		5,988,330

Media : 4.13%
CBS Corporation Class B	11,760	697,250
Liberty Global plc Class C †	33,410	1,400,881
Markit Limited †	2,100	52,521
The Walt Disney Company	16,260	1,461,449
Time Warner Incorporated	11,500	885,845
Twenty-First Century Fox Incorporated	34,010	1,204,634
		5,702,580

Multiline Retail : 1.76%
Dollar Tree Incorporated †	34,380	1,843,628
Nordstrom Incorporated	8,530	590,703
		2,434,331

Specialty Retail : 4.39%
Cabela’s Incorporated †«	5,830	355,747
CarMax Incorporated †	36,280	1,901,072
O’Reilly Automotive Incorporated †	4,610	719,068
TJX Companies Incorporated	26,100	1,555,821
Tractor Supply Company	22,900	1,533,155
		6,064,863

Textiles, Apparel & Luxury Goods : 2.61%
Michael Kors Holdings Limited †	4,025	322,483
Nike Incorporated Class B	27,120	2,130,276
Under Armour Incorporated Class A †	5,730	391,703
VF Corporation	11,760	754,051
		3,598,513

Consumer Staples : 4.12%
Beverages : 1.24%
Constellation Brands Incorporated Class A †	19,620	1,708,706

1

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Food & Staples Retailing : 1.94%
Costco Wholesale Corporation	13,060	$1,581,305
Sprouts Farmers Market Incorporated †«	13,983	432,634
Walgreen Company	3,800	229,976
Whole Foods Market Incorporated	11,010	430,931
		2,674,846

Household Products : 0.39%
Colgate-Palmolive Company	8,300	537,259

Personal Products : 0.55%
Estee Lauder Companies Incorporated Class A	9,960	765,227

Energy : 6.27%
Energy Equipment & Services : 1.84%
Halliburton Company	19,060	1,288,647
Schlumberger Limited	11,430	1,253,185
		2,541,832

Oil, Gas & Consumable Fuels : 4.43%
Antero Resources Corporation †«	14,242	823,900
Concho Resources Incorporated †	12,940	1,837,998
Continental Resources Incorporated †«	2,210	356,451
EOG Resources Incorporated	3,680	404,358
Memorial Resource Development Corporation †	2,085	61,445
Pioneer Natural Resources Company	12,640	2,637,336
		6,121,488

Financials : 6.76%
Banks : 0.59%
First Republic Bank	16,790	821,031

Capital Markets : 2.63%
Affiliated Managers Group Incorporated †	4,950	1,045,193
Ameriprise Financial Incorporated	5,160	648,922
Northern Trust Corporation	4,830	334,961
TD Ameritrade Holding Corporation	48,300	1,599,213
		3,628,289

Consumer Finance : 2.70%
American Express Company	28,000	2,507,400
Discover Financial Services	19,700	1,228,689
		3,736,089

Diversified Financial Services : 0.63%
IntercontinentalExchange Group Incorporated	4,590	867,510

REITs : 0.21%
American Tower Corporation	2,950	290,870

Health Care : 15.41%
Biotechnology : 8.41%
Alexion Pharmaceuticals Incorporated †	14,440	2,444,548
Biogen Idec Incorporated †	8,400	2,881,536
BioMarin Pharmaceutical Incorporated †	3,660	260,665
Celgene Corporation †	27,780	2,639,656
Gilead Sciences Incorporated †	14,400	1,549,152
Medivation Incorporated †	2,670	243,664

2

Wells Fargo Advantage Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Biotechnology (continued)
Regeneron Pharmaceuticals Incorporated †	4,550	$1,594,866
		11,614,087

Health Care Equipment & Supplies : 0.66%
Covidien plc	10,540	915,188

Health Care Providers & Services : 2.33%
AmerisourceBergen Corporation	11,983	927,364
Catamaran Corporation †	18,830	887,270
Envision Healthcare Holdings Incorporated †	6,877	251,423
McKesson Corporation	5,940	1,158,478
		3,224,535

Health Care Technology : 0.97%
Cerner Corporation †	23,190	1,337,135

Life Sciences Tools & Services : 0.66%
Mettler-Toledo International Incorporated †	1,910	516,617
Quintiles Transnational Holdings Incorporated †	7,104	398,676
		915,293

Pharmaceuticals : 2.38%
AbbVie Incorporated	21,330	1,179,122
Jazz Pharmaceuticals plc †	1,210	197,133
Merck & Company Incorporated	9,730	584,870
Perrigo Company plc	8,890	1,322,299
		3,283,424

Industrials : 12.06%
Aerospace & Defense : 2.71%
Precision Castparts Corporation	7,023	1,714,033
The Boeing Company	5,810	736,708
United Technologies Corporation	12,020	1,297,920
		3,748,661

Air Freight & Logistics : 0.72%
United Parcel Service Incorporated Class B	10,130	985,953

Airlines : 0.92%
Delta Air Lines Incorporated	18,550	734,209
Southwest Airlines Company	16,820	538,408
		1,272,617

Commercial Services & Supplies : 0.49%
Tyco International Limited	15,120	674,654

Electrical Equipment : 0.14%
Rockwell Automation Incorporated	1,620	188,908

Industrial Conglomerates : 0.89%
3M Company	3,290	473,760
Danaher Corporation	9,930	760,737
		1,234,497

Machinery : 1.13%
Cummins Incorporated	6,756	980,363
Flowserve Corporation	4,200	318,738

3

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Machinery (continued)
Pentair plc	3,860	$262,750
		1,561,851

Road & Rail : 4.40%
Canadian Pacific Railway Limited	5,270	1,057,162
CSX Corporation	18,420	569,362
Genesee & Wyoming Incorporated Class A †	3,330	327,439
Kansas City Southern	7,600	876,736
Norfolk Southern Corporation	10,000	1,070,000
Union Pacific Corporation	20,690	2,178,036
		6,078,735

Trading Companies & Distributors : 0.66%
W.W. Grainger Incorporated	3,720	915,864

Information Technology : 26.04%
Communications Equipment : 1.31%
Cisco Systems Incorporated	11,900	297,381
F5 Networks Incorporated †	2,660	330,345
QUALCOMM Incorporated	15,591	1,186,475
		1,814,201

Electronic Equipment, Instruments & Components : 0.69%
TE Connectivity Limited	15,210	953,363

Internet Software & Services : 9.04%
Akamai Technologies Incorporated †	14,430	871,861
Facebook Incorporated Class A †	50,260	3,760,453
Google Incorporated Class A †	6,444	3,752,728
Google Incorporated Class C †	5,654	3,231,826
Pandora Media Incorporated †	27,900	754,416
Yelp Incorporated †	1,470	121,157
		12,492,441

IT Services : 5.42%
Accenture plc	8,980	727,919
Alliance Data Systems Corporation †	4,960	1,312,614
Cognizant Technology Solutions Corporation Class A †	3,890	177,890
MasterCard Incorporated Class A	22,670	1,718,613
Vantiv Incorporated Class A †	25,850	808,588
Visa Incorporated Class A	12,910	2,743,633
		7,489,257

Semiconductors & Semiconductor Equipment : 1.93%
ARM Holdings plc ADR	12,770	619,728
Microchip Technology Incorporated «	30,290	1,479,061
Texas Instruments Incorporated	9,930	478,427
Xilinx Incorporated	2,220	93,795
		2,671,011

Software : 4.23%
Adobe Systems Incorporated †	18,960	1,363,224
Concur Technologies Incorporated †	2,490	249,946
Microsoft Corporation	12,770	580,141
Salesforce.com Incorporated †	33,954	2,006,342
ServiceNow Incorporated †	19,540	1,194,480
Splunk Incorporated †	6,070	327,477
Tableau Software Incorporated Class A †	1,800	117,882
		5,839,492

4

Wells Fargo Advantage Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Technology Hardware, Storage & Peripherals : 3.42%
Apple Incorporated	46,017	$4,716,743

Materials : 3.40%
Chemicals : 3.40%
Airgas Incorporated	1,480	163,362
Ecolab Incorporated	5,990	687,772
Monsanto Company	19,220	2,222,793
Praxair Incorporated	12,390	1,629,905
		4,703,832

Telecommunication Services : 1.01%
Wireless Telecommunication Services : 1.01%
SBA Communications Corporation Class A †	12,623	1,392,191

Total Common Stocks (Cost $92,434,853)		136,679,659

		Yield
Short-Term Investments : 3.09%
Investment Companies : 3.09%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	1,106,970	1,106,970
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)		0.11	3,160,325	3,160,325
Total Short-Term Investments (Cost $4,267,295)				4,267,295

Total investments in securities (Cost $96,702,148)*	102.02%			140,946,954
Other assets and liabilities, net	(2.02)			(2,789,766)

Total net assets	100.00%			$138,157,188

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $97,066,129 and unrealized gains (losses) consists of:

Gross unrealized gains	$44,724,830
Gross unrealized losses	(844,005)

Net unrealized gains	$43,880,825

5

Wells Fargo Advantage Diversified Large Cap Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$32,962,579	$0	$0	$32,962,579
Consumer staples	5,686,038	0	0	5,686,038
Energy	8,663,320	0	0	8,663,320
Financials	9,343,789	0	0	9,343,789
Health care	21,289,662	0	0	21,289,662
Industrials	16,661,740	0	0	16,661,740
Information technology	35,976,508	0	0	35,976,508
Materials	4,703,832	0	0	4,703,832
Telecommunication	1,392,191	0	0	1,392,191
Short-term investments
Investment companies	1,106,970	3,160,325	0	4,267,295

Total assets	$137,786,629	$3,160,325	$0	$140,946,954

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Emerging Growth Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 98.89%
Consumer Discretionary : 13.19%
Auto Components : 2.80%
Gentherm Incorporated †	566,400	$27,668,640
Motorcar Parts of America Incorporated †	120,717	3,660,139
		31,328,779

Diversified Consumer Services : 1.98%
Grand Canyon Education Incorporated †	385,600	16,673,344
LifeLock Incorporated «†	371,300	5,502,666
		22,176,010

Hotels, Restaurants & Leisure : 2.72%
Fiesta Restaurant Group Incorporated †	507,565	24,916,366
Zoe’s Kitchen Incorporated «†	192,830	5,624,851
		30,541,217

Internet & Catalog Retail : 1.98%
HomeAway Incorporated †	585,845	19,450,054
RetailMeNot Incorporated «†	148,907	2,777,116
		22,227,170

Media : 1.31%
IMAX Corporation «†	530,410	14,702,965

Specialty Retail : 1.07%
Five Below Incorporated †	296,597	12,029,974

Textiles, Apparel & Luxury Goods : 1.33%
G-III Apparel Group Limited †	96,600	7,973,364
Oxford Industries Incorporated	113,000	6,930,290
		14,903,654

Consumer Staples : 1.51%
Food & Staples Retailing : 1.09%
United Natural Foods Incorporated †	190,400	12,240,816

Food Products : 0.42%
Annie’s Incorporated †	145,500	4,639,995

Energy : 6.77%
Oil, Gas & Consumable Fuels : 6.77%
Athlon Energy Incorporated †	165,605	7,707,257
Bonanza Creek Energy Incorporated †	200,900	12,337,269
Diamondback Energy Incorporated †	188,657	16,290,532
Kodiak Oil & Gas Corporation †	518,100	8,429,487
Laredo Petroleum Holdings Incorporated †	115,931	2,740,609
Oasis Petroleum Incorporated †	173,600	8,539,384
Parsley Energy Incorporated Class A †	425,348	9,323,628
RSP Permian Incorporated †	367,188	10,501,577
		75,869,743

1

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Emerging Growth Portfolio

Security name	Shares	Value
Financials : 8.04%
Capital Markets : 2.09%
Financial Engines Incorporated	653,330	$23,434,947

Consumer Finance : 2.74%
Encore Capital Group Incorporated «†	129,400	5,744,066
Portfolio Recovery Associates Incorporated †	439,800	24,993,834
		30,737,900

Diversified Financial Services : 3.13%
MarketAxess Holdings Incorporated	594,351	35,019,161

Insurance : 0.08%
eHealth Incorporated †	38,100	934,974

Health Care : 29.63%
Biotechnology : 3.16%
Exact Sciences Corporation «†	94,853	1,977,685
Foundation Medicine Incorporated «†	121,200	2,820,324
Hyperion Therapeutics Incorporated †	239,823	6,201,823
Ligand Pharmaceuticals Incorporated †	127,200	6,619,488
NPS Pharmaceuticals Incorporated †	589,000	17,776,020
		35,395,340

Health Care Equipment & Supplies : 9.51%
Align Technology Incorporated †	94,200	5,130,132
Cardiovascular Systems Incorporated †	479,658	13,665,456
Cynosure Incorporated Class A †	616,678	13,893,755
DexCom Incorporated †	554,070	24,489,894
Endologix Incorporated †	618,094	8,535,878
Novadaq Technologies Incorporated †	184,824	2,413,801
NxStage Medical Incorporated †	372,460	4,886,675
Oxford Immunotec Global plc †	264,771	3,722,680
Spectranetics Corporation †	749,114	21,259,855
Tandem Diabetes Care Incorporated †	337,737	4,778,979
Veracyte Incorporated †	303,125	3,807,250
		106,584,355

Health Care Providers & Services : 8.77%
Acadia Healthcare Company Incorporated †	725,200	37,137,492
Adeptus Health Incorporated Class A †	211,344	5,978,922
ExamWorks Group Incorporated †	594,128	19,576,518
Healthequity Inc Common Stock †	191,102	3,703,557
MWI Veterinary Supply Incorporated †	103,500	14,702,175
Team Health Holdings Incorporated †	295,000	17,263,400
		98,362,064

Health Care Technology : 2.28%
Medidata Solutions Incorporated †	549,700	25,583,038

Life Sciences Tools & Services : 1.57%
Cambrex Corporation †	278,400	6,102,528
ICON plc ADR †	231,800	11,483,372
		17,585,900

Pharmaceuticals : 4.34%
Akorn Incorporated «†	875,434	34,159,435

2

Wells Fargo Advantage Emerging Growth Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
ANI Pharmaceuticals Incorporated †	125,300	$3,675,049
BioDelivery Sciences International Incorporated †	357,700	5,723,200
Intersect ENT Incorporated †	208,075	3,370,815
Lannett Company Incorporated †	43,069	1,696,057
		48,624,556

Industrials : 9.65%
Electrical Equipment : 1.50%
Power Solutions International Incorporated †	245,899	16,807,197

Machinery : 2.11%
Proto Labs Incorporated †	148,855	11,199,850
The Middleby Corporation †	144,050	12,421,432
		23,621,282

Professional Services : 4.56%
Corporate Executive Board Company	197,546	13,022,232
On Assignment Incorporated †	820,013	24,239,584
Paylocity Holding Corporation «†	262,933	5,976,467
Wageworks Incorporated †	191,450	7,899,227
		51,137,510

Trading Companies & Distributors : 1.48%
DXP Enterprises Incorporated †	97,016	7,772,922
H&E Equipment Services Incorporated	216,800	8,869,288
		16,642,210

Information Technology : 30.10%
Electronic Equipment, Instruments & Components : 1.99%
Cognex Corporation †	256,100	10,751,078
Universal Display Corporation «†	332,400	11,547,576
		22,298,654

Internet Software & Services : 9.81%
Borderfree Incorporated †	409,763	5,740,780
ChannelAdvisor Corporation «†	304,600	4,934,520
DealerTrack Holdings Incorporated †	355,400	15,907,704
Demandware Incorporated †	368,300	19,575,145
Envestnet Incorporated †	689,492	31,723,527
Q2 Holdings Incorporated «†	292,049	4,310,643
SPS Commerce Incorporated †	497,432	27,826,346
		110,018,665

IT Services : 2.62%
iGATE Corporation †	166,000	6,211,720
InterXion Holding NV †	150,300	4,146,777
Maximus Incorporated	281,300	11,589,560
Wex Incorporated †	65,821	7,480,557
		29,428,614

Semiconductors & Semiconductor Equipment : 2.67%
Cavium Incorporated †	170,400	9,573,072

3

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Emerging Growth Portfolio

Security name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
PDF Solutions Incorporated †			338,500	$6,759,845
Veeco Instruments Incorporated †			383,900	13,578,543
				29,911,460

Software : 13.01%
Aspen Technology Incorporated †			160,500	6,594,945
Callidus Software Incorporated †			743,567	8,536,149
Fleetmatics Group plc «†			626,720	20,568,950
Guidewire Software Incorporated †			252,401	11,496,866
MobileIron Incorporated †			687,688	7,970,304
Proofpoint Incorporated †			789,800	31,497,224
PROS Holdings Incorporated †			439,422	11,244,809
Synchronoss Technologies Incorporated †			438,801	19,381,840
Tyler Technologies Incorporated †			158,125	14,082,613
Ultimate Software Group Incorporated †			98,170	14,430,008
				145,803,708

Total Common Stocks (Cost $809,898,851)				1,108,591,858

		Yield
Short-Term Investments : 6.86%
Investment Companies : 6.86%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	11,101,092	11,101,092
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)		0.11	65,779,485	65,779,485

Total Short-Term Investments (Cost $76,880,577)				76,880,577

Total investments in securities (Cost $886,779,428)*	105.75%			1,185,472,435
Other assets and liabilities, net	(5.75)			(64,423,982)

Total net assets	100.00%			$1,121,048,453

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $889,511,323 and unrealized gains (losses) consists of:

Gross unrealized gains	$317,677,174
Gross unrealized losses	(21,716,062)

Net unrealized gains	$295,961,112

4

Wells Fargo Advantage Emerging Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$147,909,769	$0	$0	$147,909,769
Consumer staples	16,880,811	0	0	16,880,811
Energy	75,869,743	0	0	75,869,743
Financials	90,126,982	0	0	90,126,982
Health care	332,135,253	0	0	332,135,253
Industrials	108,208,199	0	0	108,208,199
Information technology	337,461,101	0	0	337,461,101
Short-term investments
Investment companies	11,101,092	65,779,485	0	76,880,577

Total assets	$1,119,692,950	$65,779,485	$0	$1,185,472,435

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 98.16%
Consumer Discretionary : 11.69%
Auto Components : 0.40%
BorgWarner Incorporated	35,810	$2,227,024
Delphi Automotive plc	43,284	3,011,701
Johnson Controls Incorporated	104,031	5,077,753
The Goodyear Tire & Rubber Company	43,236	1,122,839
		11,439,317

Automobiles : 0.71%
Ford Motor Company	619,379	10,783,388
General Motors Company	205,984	7,168,243
Harley-Davidson Incorporated	34,204	2,174,006
		20,125,637

Distributors : 0.07%
Genuine Parts Company	24,060	2,111,024

Diversified Consumer Services : 0.07%
Graham Holdings Company Class B	707	508,192
H&R Block Incorporated	42,952	1,440,181
		1,948,373

Hotels, Restaurants & Leisure : 1.57%
Carnival Corporation	68,691	2,602,015
Chipotle Mexican Grill Incorporated †	4,869	3,304,347
Darden Restaurants Incorporated «	20,670	978,104
Marriott International Incorporated Class A	34,393	2,386,874
McDonald’s Corporation	154,822	14,509,918
Starbucks Corporation	117,916	9,175,044
Starwood Hotels & Resorts Worldwide Incorporated	30,074	2,542,456
Wyndham Worldwide Corporation	19,941	1,614,025
Wynn Resorts Limited	12,688	2,447,261
Yum! Brands Incorporated	69,136	5,007,520
		44,567,564

Household Durables : 0.39%
D.R. Horton Incorporated	50,239	1,089,182
Garmin Limited «	19,220	1,044,223
Harman International Industries Incorporated	10,667	1,227,558
Leggett & Platt Incorporated	21,719	762,120
Lennar Corporation	27,537	1,078,900
Mohawk Industries Incorporated †	9,582	1,399,164
Newell Rubbermaid Incorporated	43,341	1,452,790
Pulte Homes Incorporated	53,379	1,025,944
Whirlpool Corporation	12,177	1,863,325
		10,943,206

Internet & Catalog Retail : 1.32%
Amazon.com Incorporated †	58,384	19,794,511
Expedia Incorporated	16,066	1,380,069
Netflix Incorporated †	9,390	4,485,040
Priceline Group Incorporated †	8,213	10,219,518
TripAdvisor Incorporated †	17,429	1,727,040
		37,606,178

Leisure Products : 0.10%
Hasbro Incorporated	18,097	952,898

1

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Leisure Products (continued)
Mattel Incorporated	53,139	$1,832,764
		2,785,662

Media : 3.53%
Cablevision Systems Corporation New York Group Class A «	33,908	627,637
CBS Corporation Class B	76,337	4,526,021
Comcast Corporation Class A	407,223	22,287,315
DIRECTV Group Incorporated †	73,393	6,344,825
Discovery Communications Incorporated Class A	34,154	1,493,213
Discovery Communications Incorporated Class C †	34,154	1,467,597
Gannett Company Incorporated	35,524	1,199,290
Interpublic Group of Companies Incorporated	66,359	1,295,991
News Corporation Class A †	77,998	1,374,715
Omnicom Group Incorporated	40,481	2,915,037
Scripps Networks Interactive Incorporated	16,790	1,338,331
The Walt Disney Company	252,280	22,674,926
Time Warner Cable Incorporated	43,641	6,455,813
Time Warner Incorporated	138,168	10,643,081
Twenty-First Century Fox Incorporated	299,906	10,622,671
Viacom Incorporated Class B	61,266	4,971,736
		100,238,199

Multiline Retail : 0.66%
Dollar General Corporation †	47,508	3,040,037
Dollar Tree Incorporated †	32,395	1,737,182
Family Dollar Stores Incorporated	14,976	1,195,534
Kohl’s Corporation	30,524	1,794,506
Macy’s Incorporated	56,457	3,516,707
Nordstrom Incorporated	22,020	1,524,885
Target Corporation	99,228	5,960,626
		18,769,477

Specialty Retail : 2.10%
AutoNation Incorporated †	9,912	537,726
AutoZone Incorporated †	5,204	2,804,123
Bed Bath & Beyond Incorporated †	31,956	2,053,493
Best Buy Company Incorporated	43,162	1,376,436
CarMax Incorporated †	34,529	1,809,320
GameStop Corporation Class A «	17,949	757,448
Gap Incorporated	40,730	1,879,690
Home Depot Incorporated	214,293	20,036,396
L Brands Incorporated	38,412	2,452,606
Lowe’s Companies Incorporated	156,216	8,202,902
O’Reilly Automotive Incorporated †	16,616	2,591,764
PetSmart Incorporated	15,540	1,112,198
Ross Stores Incorporated	33,272	2,509,374
Staples Incorporated	101,284	1,182,997
Tiffany & Company	17,383	1,754,640
TJX Companies Incorporated	109,694	6,538,859
Tractor Supply Company	21,693	1,452,346
Urban Outfitters Incorporated †	15,967	635,327
		59,687,645

Textiles, Apparel & Luxury Goods : 0.77%
Coach Incorporated	42,945	1,581,664
Fossil Group Incorporated †	7,461	755,725
Michael Kors Holdings Limited †	28,159	2,256,099
Nike Incorporated Class B	115,541	9,075,746
PVH Corporation	12,887	1,504,428
Ralph Lauren Corporation	9,173	1,552,072
Under Armour Incorporated Class A †	25,370	1,734,293

2

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corporation	53,923	$3,457,543
		21,917,570

Consumer Staples : 9.22%
Beverages : 2.07%
Brown-Forman Corporation Class B	25,390	2,352,637
Coca-Cola Enterprises Incorporated	36,626	1,749,990
Constellation Brands Incorporated Class A †	26,437	2,302,398
Dr Pepper Snapple Group Incorporated	30,760	1,935,419
Molson Coors Brewing Company	24,888	1,840,468
Monster Beverage Corporation †	21,198	1,874,115
PepsiCo Incorporated	237,468	21,963,415
The Coca-Cola Company	592,062	24,700,827
		58,719,269

Food & Staples Retailing : 2.16%
Costco Wholesale Corporation	68,653	8,312,505
CVS Caremark Corporation	183,144	14,550,791
Safeway Incorporated	36,073	1,254,619
Sysco Corporation	91,565	3,463,904
The Kroger Company	79,814	4,068,918
Wal-Mart Stores Incorporated	252,466	19,061,183
Walgreen Company	137,524	8,322,952
Whole Foods Market Incorporated	57,575	2,253,486
		61,288,358

Food Products : 1.58%
Archer Daniels Midland Company	102,513	5,111,298
Campbell Soup Company	28,027	1,256,170
ConAgra Foods Incorporated	65,968	2,124,170
General Mills Incorporated	96,252	5,137,932
Hormel Foods Corporation	21,089	1,068,791
JM Smucker Company	16,241	1,666,327
Kellogg Company	39,930	2,594,252
Keurig Green Mountain Incorporated	19,882	2,650,668
Kraft Foods Group Incorporated	93,246	5,492,189
McCormick & Company Incorporated	20,441	1,424,533
Mead Johnson Nutrition Company	31,656	3,026,314
Mondelez International Incorporated Class A	264,945	9,588,360
The Hershey Company	23,371	2,136,577
Tyson Foods Incorporated Class A	46,060	1,753,044
		45,030,625

Household Products : 1.84%
Clorox Company	20,141	1,784,493
Colgate-Palmolive Company	136,213	8,817,067
Kimberly-Clark Corporation	59,019	6,374,052
The Procter & Gamble Company	423,851	35,226,257
		52,201,869

Personal Products : 0.14%
Avon Products Incorporated	68,050	955,422
Estee Lauder Companies Incorporated Class A	39,574	3,040,470
		3,995,892

Tobacco : 1.43%
Altria Group Incorporated	311,151	13,404,385
Lorillard Incorporated	56,787	3,390,184
Philip Morris International	246,369	21,084,259

3

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Tobacco (continued)
Reynolds American Incorporated	48,738	$2,849,711
		40,728,539

Energy : 10.22%
Energy Equipment & Services : 1.93%
Baker Hughes Incorporated	68,290	4,721,571
Cameron International Corporation †	31,983	2,377,296
Diamond Offshore Drilling Incorporated «	10,741	471,960
Ensco plc Class A ADR	36,608	1,847,972
FMC Technologies Incorporated †	36,838	2,278,062
Halliburton Company	132,282	8,943,586
Helmerich & Payne Incorporated	16,939	1,779,442
Nabors Industries Limited	41,000	1,115,610
National Oilwell Varco Incorporated	67,204	5,808,442
Noble Corporation plc	39,822	1,133,334
Schlumberger Limited	203,970	22,363,271
Transocean Limited «	53,298	2,059,968
		54,900,514

Oil, Gas & Consumable Fuels : 8.29%
Anadarko Petroleum Corporation	79,110	8,914,906
Apache Corporation	60,415	6,152,059
Cabot Oil & Gas Corporation	65,363	2,192,275
Chesapeake Energy Corporation	79,308	2,157,178
Chevron Corporation	298,180	38,599,401
Cimarex Energy Company	13,633	1,978,966
ConocoPhillips Company	192,303	15,618,850
CONSOL Energy Incorporated	36,012	1,450,563
Denbury Resources Incorporated	55,087	948,598
Devon Energy Corporation	60,058	4,529,574
EOG Resources Incorporated	85,603	9,406,058
EQT Corporation	23,770	2,354,656
Exxon Mobil Corporation	672,654	66,902,167
Hess Corporation	41,342	4,179,676
Kinder Morgan Incorporated	104,655	4,213,410
Marathon Oil Corporation	105,898	4,414,888
Marathon Petroleum Corporation	45,210	4,114,562
Murphy Oil Corporation	26,421	1,650,520
Newfield Exploration Company †	21,356	957,176
Noble Energy Incorporated	56,272	4,059,462
Occidental Petroleum Corporation	123,055	12,764,495
ONEOK Incorporated	32,560	2,285,712
Peabody Energy Corporation	42,498	674,868
Phillips 66	88,632	7,712,757
Pioneer Natural Resources Company	22,406	4,675,012
QEP Resources Incorporated	28,205	1,003,252
Range Resources Corporation	26,418	2,076,191
Southwestern Energy Company †	55,304	2,277,419
Spectra Energy Corporation	105,053	4,376,508
Tesoro Corporation	20,257	1,311,438
The Williams Companies Incorporated	115,679	6,875,960
Valero Energy Corporation	83,585	4,525,292
		235,353,849

Financials : 15.84%
Banks : 5.79%
Bank of America Corporation	1,647,131	26,502,338
Branch Banking & Trust Corporation	112,543	4,201,230
Citigroup Incorporated	475,827	24,576,465
Comerica Incorporated	28,457	1,432,525
Fifth Third Bancorp	133,221	2,718,375
Huntington Bancshares Incorporated	129,659	1,276,493
JPMorgan Chase & Company	592,822	35,243,268

4

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Banks (continued)
KeyCorp	138,357	$1,883,039
M&T Bank Corporation «	20,596	2,546,283
PNC Financial Services Group Incorporated	83,664	7,090,524
Regions Financial Corporation	216,002	2,192,420
SunTrust Banks Incorporated	83,462	3,178,233
US Bancorp	284,318	12,020,965
Wells Fargo & Company (l)	750,762	38,619,197
Zions Bancorporation	31,721	924,350
		164,405,705

Capital Markets : 2.19%
Affiliated Managers Group Incorporated †	8,659	1,828,348
Ameriprise Financial Incorporated	29,742	3,740,354
Bank of New York Mellon Corporation	178,624	6,998,488
BlackRock Incorporated	19,597	6,477,396
Charles Schwab Corporation	183,425	5,229,447
E*TRADE Financial Corporation †	45,170	1,005,484
Franklin Resources Incorporated	62,924	3,556,464
Goldman Sachs Group Incorporated	65,141	11,667,405
Invesco Limited	67,773	2,767,849
Legg Mason Incorporated	16,100	794,052
Morgan Stanley	219,231	7,521,816
Northern Trust Corporation	34,819	2,414,698
State Street Corporation	67,476	4,860,296
T. Rowe Price Group Incorporated	41,154	3,333,268
		62,195,365

Consumer Finance : 0.91%
American Express Company	142,601	12,769,920
Capital One Financial Corporation	89,530	7,346,832
Discover Financial Services	73,035	4,555,193
Navient Corporation	66,216	1,187,915
		25,859,860

Diversified Financial Services : 1.91%
Berkshire Hathaway Incorporated Class B †	282,023	38,707,657
CME Group Incorporated	49,442	3,784,785
IntercontinentalExchange Group Incorporated	18,028	3,407,292
Leucadia National Corporation	49,648	1,237,725
McGraw Hill Financial Incorporated	42,636	3,459,059
Moody’s Corporation	29,456	2,756,198
The NASDAQ OMX Group Incorporated	18,446	801,848
		54,154,564

Insurance : 2.77%
ACE Limited	52,896	5,624,432
AFLAC Incorporated	71,135	4,356,307
Allstate Corporation	67,979	4,180,029
American International Group Incorporated	226,597	12,703,028
Aon plc	46,442	4,047,885
Assurant Incorporated	11,222	749,069
Chubb Corporation	38,295	3,521,225
Cincinnati Financial Corporation	23,052	1,108,571
Genworth Financial Incorporated †	77,735	1,103,060
Lincoln National Corporation	41,312	2,273,812
Loews Corporation	47,826	2,091,909
Marsh & McLennan Companies Incorporated	86,087	4,571,220
MetLife Incorporated	176,306	9,650,990
Principal Financial Group Incorporated	42,861	2,326,924
Prudential Financial Incorporated	72,366	6,491,230
The Hartford Financial Services Group Incorporated	70,438	2,609,728
The Progressive Corporation	85,311	2,134,481
The Travelers Companies Incorporated	54,427	5,154,781

5

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Insurance (continued)
Torchmark Corporation	20,632	$1,125,476
Unum Group	40,320	1,462,406
XL Group plc	42,527	1,453,573
		78,740,136

Real Estate Management & Development : 0.05%
CBRE Group Incorporated †	43,687	1,388,373

REITs : 2.17%
American Tower Corporation	61,988	6,112,017
Apartment Investment & Management Company Class A	22,885	784,269
AvalonBay Communities Incorporated	19,083	2,940,690
Boston Properties Incorporated	23,972	2,910,680
Crown Castle International Corporation	52,284	4,157,101
Equity Residential Company Limited	52,609	3,496,920
Essex Property Trust Incorporated	9,792	1,894,262
General Growth Properties Incorporated	81,670	2,006,632
HCP Incorporated	71,770	3,109,794
Health Care REIT Incorporated	47,846	3,233,433
Host Hotels & Resorts Incorporated	118,564	2,705,630
Kimco Realty Corporation	64,314	1,510,736
Plum Creek Timber Company	27,740	1,127,076
Prologis Incorporated	78,269	3,204,333
Public Storage Incorporated	22,702	3,976,936
Simon Property Group Incorporated	48,660	8,273,660
The Macerich Company	22,038	1,438,861
Ventas Incorporated	46,104	3,032,721
Vornado Realty Trust	27,301	2,890,357
Weyerhaeuser Company	82,463	2,799,619
		61,605,727

Thrifts & Mortgage Finance : 0.05%
Hudson City Bancorp Incorporated	74,538	735,690
People’s United Financial Incorporated	48,582	726,301
		1,461,991

Health Care : 13.41%
Biotechnology : 2.82%
Alexion Pharmaceuticals Incorporated †	30,982	5,244,943
Amgen Incorporated	118,577	16,527,262
Biogen Idec Incorporated †	37,154	12,745,308
Celgene Corporation †	125,439	11,919,214
Gilead Sciences Incorporated †	240,543	25,877,616
Regeneron Pharmaceuticals Incorporated †	12,483	4,375,541
Vertex Pharmaceuticals Incorporated †	36,996	3,461,716
		80,151,600

Health Care Equipment & Supplies : 2.04%
Abbott Laboratories	235,258	9,937,298
Baxter International Incorporated	84,991	6,372,625
Becton Dickinson & Company	30,263	3,545,916
Boston Scientific Corporation †	207,179	2,627,030
C.R. Bard Incorporated	11,945	1,773,116
CareFusion Corporation †	32,473	1,490,835
Covidien plc	70,623	6,132,195
DENTSPLY International Incorporated	22,210	1,059,528
Edwards Lifesciences Corporation †	16,524	1,640,172
Intuitive Surgical Incorporated †	5,631	2,646,626
Medtronic Incorporated	156,479	9,991,184
St. Jude Medical Incorporated	44,520	2,920,067
Stryker Corporation	46,316	3,858,586
Varian Medical Systems Incorporated †	16,283	1,384,381

6

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Zimmer Holdings Incorporated	26,287	$2,610,562
		57,990,121

Health Care Providers & Services : 2.08%
Aetna Incorporated	55,982	4,597,802
AmerisourceBergen Corporation	35,375	2,737,671
Cardinal Health Incorporated	53,288	3,927,326
CIGNA Corporation	42,080	3,980,768
DaVita HealthCare Partners Incorporated †	27,848	2,079,689
Express Scripts Holding Company †	121,077	8,951,223
Humana Incorporated	24,245	3,121,301
Laboratory Corporation of America Holdings †	13,283	1,424,336
McKesson Corporation	36,117	7,043,899
Patterson Companies Incorporated	12,860	517,872
Quest Diagnostics Incorporated	22,632	1,430,569
Tenet Healthcare Corporation †	15,296	935,809
UnitedHealth Group Incorporated	153,482	13,303,820
WellPoint Incorporated	43,807	5,103,954
		59,156,039

Health Care Technology : 0.10%
Cerner Corporation †	46,255	2,667,063

Life Sciences Tools & Services : 0.45%
Agilent Technologies Incorporated	52,201	2,983,809
PerkinElmer Incorporated	17,734	795,370
Thermo Fisher Scientific Incorporated	62,488	7,511,682
Waters Corporation †	13,281	1,373,654
		12,664,515

Pharmaceuticals : 5.92%
Abbvie Incorporated	249,062	13,768,147
Actavis plc †	41,441	9,406,278
Allergan Incorporated	46,608	7,628,797
Bristol-Myers Squibb Company	259,573	13,147,372
Eli Lilly & Company	154,305	9,807,626
Hospira Incorporated †	26,181	1,406,967
Johnson & Johnson	443,139	45,966,808
Mallinckrodt plc †	17,727	1,444,573
Merck & Company Incorporated	457,749	27,515,292
Mylan Laboratories Incorporated †	58,540	2,845,044
Perrigo Company plc	20,958	3,117,293
Pfizer Incorporated	999,137	29,364,636
Zoetis Incorporated	78,478	2,781,260
		168,200,093

Industrials : 10.05%
Aerospace & Defense : 2.54%
Boeing Company	105,085	13,324,778
General Dynamics Corporation	51,019	6,288,092
Honeywell International Incorporated	122,665	11,681,388
L-3 Communications Holdings Incorporated	13,507	1,485,095
Lockheed Martin Corporation	41,759	7,266,066
Northrop Grumman Corporation	33,541	4,267,086
Precision Castparts Corporation	22,675	5,534,061
Raytheon Company	49,005	4,721,142
Rockwell Collins Incorporated	21,224	1,633,824
Textron Incorporated	43,723	1,661,474
United Technologies Corporation	132,106	14,264,806
		72,127,812

7

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Air Freight & Logistics : 0.71%
C.H. Robinson Worldwide Incorporated	23,249	$1,586,977
Expeditors International of Washington Incorporated	30,916	1,276,831
FedEx Corporation	43,511	6,434,407
United Parcel Service Incorporated Class B	110,406	10,745,816
		20,044,031

Airlines : 0.31%
Delta Air Lines Incorporated	132,816	5,256,857
Southwest Airlines Company	108,368	3,468,860
		8,725,717

Building Products : 0.07%
Allegion plc	14,062	723,209
Masco Corporation	55,848	1,310,753
		2,033,962

Commercial Services & Supplies : 0.47%
Cintas Corporation	15,814	1,045,938
Iron Mountain Incorporated	26,760	962,825
Pitney Bowes Incorporated	31,741	858,911
Republic Services Incorporated	41,864	1,646,511
Stericycle Incorporated †	13,266	1,576,664
The ADT Corporation	27,293	1,006,020
Tyco International Limited	72,253	3,223,929
Waste Management Incorporated	67,765	3,182,922
		13,503,720

Construction & Engineering : 0.15%
Fluor Corporation	24,927	1,841,856
Jacobs Engineering Group Incorporated †	20,717	1,116,853
Quanta Services Incorporated †	34,125	1,240,103
		4,198,812

Electrical Equipment : 0.59%
AMETEK Incorporated	38,423	2,034,114
Eaton Corporation plc	74,668	5,212,573
Emerson Electric Company	109,918	7,036,950
Rockwell Automation Incorporated	21,686	2,528,804
		16,812,441

Industrial Conglomerates : 2.27%
3M Company	97,359	14,019,696
Danaher Corporation	94,232	7,219,114
General Electric Company	1,570,709	40,807,020
Roper Industries Incorporated	15,630	2,353,253
		64,399,083

Machinery : 1.62%
Caterpillar Incorporated	97,778	10,664,646
Cummins Incorporated	26,787	3,887,062
Deere & Company	56,983	4,791,700
Dover Corporation	26,078	2,291,474
Flowserve Corporation	21,511	1,632,470
Illinois Tool Works Incorporated	59,456	5,244,614
Ingersoll-Rand plc	39,317	2,366,883
Joy Global Incorporated	15,650	988,298
Paccar Incorporated	55,558	3,489,598
Pall Corporation	17,180	1,449,477
Parker Hannifin Corporation	23,329	2,694,500
Pentair plc	30,497	2,075,931

8

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Machinery (continued)
Snap-On Incorporated	9,122	$1,139,794
Stanley Black & Decker Incorporated	24,445	2,236,718
Xylem Incorporated	28,786	1,072,566
		46,025,731

Professional Services : 0.19%
Dun & Bradstreet Corporation	5,798	680,569
Equifax Incorporated	19,114	1,505,419
Nielsen Holdings NV	47,481	2,231,132
Robert Half International Incorporated	21,535	1,081,272
		5,498,392

Road & Rail : 0.98%
CSX Corporation	157,319	4,862,730
Kansas City Southern	17,281	1,993,536
Norfolk Southern Corporation	48,502	5,189,714
Ryder System Incorporated	8,331	752,623
Union Pacific Corporation	141,885	14,936,234
		27,734,837

Trading Companies & Distributors : 0.15%
Fastenal Company	42,767	1,936,490
W.W. Grainger Incorporated	9,540	2,348,748
		4,285,238

Information Technology : 19.00%
Communications Equipment : 1.64%
Cisco Systems Incorporated	802,398	20,051,926
F5 Networks Incorporated †	11,861	1,473,018
Harris Corporation	16,682	1,190,928
Juniper Networks Incorporated	74,208	1,720,884
Motorola Solutions Incorporated	35,438	2,105,017
QUALCOMM Incorporated	264,382	20,119,470
		46,661,243

Electronic Equipment, Instruments & Components : 0.43%
Amphenol Corporation Class A	24,613	2,535,385
Corning Incorporated	204,954	4,275,340
FLIR Systems Incorporated	22,183	749,564
Jabil Circuit Incorporated	28,974	625,259
TE Connectivity Limited	64,021	4,012,836
		12,198,384

Internet Software & Services : 3.16%
Akamai Technologies Incorporated †	27,881	1,684,570
eBay Incorporated †	178,660	9,915,630
Facebook Incorporated Class A †	269,328	20,151,121
Google Incorporated Class A †	44,373	25,841,060
Google Incorporated Class C †	44,373	25,363,607
VeriSign Incorporated «†	19,354	1,104,630
Yahoo! Incorporated †	146,663	5,647,992
		89,708,610

IT Services : 3.26%
Accenture plc	99,161	8,037,991
Alliance Data Systems Corporation †	8,491	2,247,058
Automatic Data Processing Incorporated	75,515	6,303,992
Cognizant Technology Solutions Corporation Class A †	95,306	4,358,343

9

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
IT Services (continued)
Computer Sciences Corporation	22,692	$1,356,755
Fidelity National Information Services Incorporated	45,079	2,558,233
Fiserv Incorporated †	39,038	2,516,780
International Business Machines Corporation	149,032	28,658,854
MasterCard Incorporated	157,391	11,931,812
Paychex Incorporated	50,707	2,111,947
Teradata Corporation †	24,702	1,128,140
Total System Services Incorporated	26,016	818,463
Visa Incorporated Class A	78,741	16,734,037
Western Union Company	84,415	1,474,730
Xerox Corporation	171,108	2,363,001
		92,600,136

Semiconductors & Semiconductor Equipment : 2.37%
Altera Corporation	49,067	1,734,028
Analog Devices Incorporated	49,206	2,515,411
Applied Materials Incorporated	190,689	4,405,869
Avago Technologies Limited	39,428	3,236,645
Broadcom Corporation Class A	87,050	3,428,029
First Solar Incorporated †	11,135	775,887
Intel Corporation	779,734	27,228,311
KLA-Tencor Corporation	25,974	1,984,933
Lam Research Corporation	25,395	1,826,154
Linear Technology Corporation	37,053	1,671,461
Microchip Technology Incorporated	31,373	1,531,944
Micron Technology Incorporated †	167,660	5,465,716
NVIDIA Corporation	87,398	1,699,891
Texas Instruments Incorporated	169,065	8,145,552
Xilinx Incorporated	42,103	1,778,852
		67,428,683

Software : 3.57%
Adobe Systems Incorporated †	72,505	5,213,110
Autodesk Incorporated †	35,692	1,914,519
CA Incorporated	49,954	1,410,701
Citrix Systems Incorporated †	25,667	1,803,363
Electronic Arts Incorporated †	49,268	1,864,301
Intuit Incorporated	44,467	3,698,765
Microsoft Corporation	1,177,429	53,490,599
Oracle Corporation	537,785	22,334,211
Red Hat Incorporated †	29,658	1,806,765
Salesforce.com Incorporated †	88,481	5,228,342
Symantec Corporation	108,344	2,630,592
		101,395,268

Technology Hardware, Storage & Peripherals : 4.57%
Apple Incorporated	944,463	96,807,458
EMC Corporation	320,681	9,469,710
Hewlett-Packard Company	293,121	11,138,598
NetApp Incorporated	51,890	2,187,682
SanDisk Corporation	35,433	3,471,017
Seagate Technology plc	51,151	3,201,030
Western Digital Corporation	32,770	3,375,638
		129,651,133

Materials : 3.44%
Chemicals : 2.52%
Air Products & Chemicals Incorporated	33,250	4,429,233
Airgas Incorporated	10,473	1,156,010
CF Industries Holdings Incorporated	8,157	2,101,814
Dow Chemical Company	188,599	10,099,476
E.I. du Pont de Nemours & Company	143,846	9,509,659
Eastman Chemical Company	23,533	1,940,767

10

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Chemicals (continued)
Ecolab Incorporated	42,320	$4,859,182
FMC Corporation	20,858	1,379,548
International Flavors & Fragrances Incorporated	12,733	1,293,545
LyondellBasell Industries NV Class A	65,249	7,461,223
Monsanto Company	82,104	9,495,328
Mosaic Company	50,669	2,419,951
PPG Industries Incorporated	21,656	4,458,104
Praxair Incorporated	45,884	6,036,040
Sigma-Aldrich Corporation	18,615	1,935,960
The Sherwin-Williams Company	13,268	2,893,883
		71,469,723

Construction Materials : 0.09%
Martin Marietta Materials Incorporated	9,515	1,246,084
Vulcan Materials Company	20,488	1,298,529
		2,544,613

Containers & Packaging : 0.20%
Avery Dennison Corporation	14,913	717,763
Ball Corporation	21,837	1,399,752
Bemis Company Incorporated	15,797	643,570
MeadWestvaco Corporation	26,294	1,130,642
Owens-Illinois Incorporated †	25,857	796,137
Sealed Air Corporation	30,440	1,098,884
		5,786,748

Metals & Mining : 0.51%
Alcoa Incorporated	183,622	3,049,961
Allegheny Technologies Incorporated	17,006	717,143
Freeport-McMoRan Copper & Gold Incorporated Class B	162,700	5,917,399
Newmont Mining Corporation	78,088	2,115,404
Nucor Corporation	49,883	2,709,645
		14,509,552

Paper & Forest Products : 0.12%
International Paper Company	67,853	3,287,478

Telecommunication Services : 2.34%
Diversified Telecommunication Services : 2.34%
AT&T Incorporated	812,941	28,420,417
CenturyTel Incorporated	89,713	3,677,336
Frontier Communications Corporation «	156,993	1,067,552
Verizon Communications Incorporated	648,653	32,315,892
Windstream Holdings Incorporated «	94,398	1,066,697
		66,547,894

Utilities : 2.95%
Electric Utilities : 1.68%
American Electric Power Company Incorporated	76,451	4,105,419
Duke Energy Corporation	110,779	8,196,538
Edison International	51,034	3,018,151
Entergy Corporation	28,098	2,175,066
Exelon Corporation	134,507	4,495,224
FirstEnergy Corporation	65,773	2,252,068
Nextera Energy Incoporated	68,312	6,725,316
Northeast Utilities	49,495	2,271,326
Pepco Holdings Incorporated	39,320	1,083,659
Pinnacle West Capital Corporation	17,286	984,438
PPL Corporation	104,066	3,603,806

11

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name				Shares	Value
Electric Utilities (continued)
The Southern Company				139,533	$6,195,265
Xcel Energy Incorporated				78,627	2,519,995
					47,626,271

Gas Utilities : 0.03%
AGL Resources Incorporated				18,680	995,831

Independent Power & Renewable Electricity Producers : 0.11%
AES Corporation				103,388	1,569,430
NRG Energy Incorporated				52,824	1,625,923
					3,195,353

Multi-Utilities : 1.13%
Ameren Corporation				38,005	1,519,820
CenterPoint Energy Incorporated				67,314	1,672,080
CMS Energy Corporation				42,212	1,289,154
Consolidated Edison Incorporated				45,878	2,655,877
Dominion Resources Incorporated				91,101	6,397,112
DTE Energy Company				27,727	2,169,638
Integrys Energy Group Incorporated				12,525	850,322
NiSource Incorporated				49,321	1,956,564
PG&E Corporation				72,798	3,383,651
Public Service Enterprise Group Incorporated				79,247	2,963,045
SCANA Corporation				22,178	1,151,925
Sempra Energy				35,712	3,784,401
TECO Energy Incorporated				36,544	661,446
Wisconsin Energy Corporation				35,324	1,601,229
					32,056,264

Total Common Stocks (Cost $1,435,769,241)					2,788,052,879

		Yield
Short-Term Investments : 1.56%
Investment Companies : 1.48%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%		30,861,682	30,861,682
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)		0.11		11,222,425	11,222,425
					42,084,107

			Maturity date	Principal
U.S. Treasury Securities : 0.08%
U.S. Treasury Bill #(z)		0.02	10-9-2014	$2,100,000	2,099,952

Total Short-Term Investments (Cost $44,184,064)					44,184,059

Total investments in securities (Cost $1,479,953,305)*	99.72%				2,832,236,938
Other assets and liabilities, net	0.28				7,947,526

Total net assets	100.00%				$2,840,184,464

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

12

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

*	Cost for federal income tax purposes is $1,561,373,377 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,367,341,735
Gross unrealized losses	(96,478,174)

Net unrealized gains	$1,270,863,561

13

Wells Fargo Advantage Index Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$332,139,852	$0	$0	$332,139,852
Consumer staples	261,964,552	0	0	261,964,552
Energy	290,254,363	0	0	290,254,363
Financials	449,811,721	0	0	449,811,721
Health care	380,829,431	0	0	380,829,431
Industrials	285,389,776	0	0	285,389,776
Information technology	539,643,457	0	0	539,643,457
Materials	97,598,114	0	0	97,598,114
Telecommunication services	66,547,894	0	0	66,547,894
Utilities	83,873,719	0	0	83,873,719
Short-term investments
Investment companies	30,861,682	11,222,425	0	42,084,107
U.S. Treasury securities	2,099,952	0	0	2,099,952

	2,821,014,513	11,222,425	0	2,832,236,938
Futures contracts	90,870	0	0	90,870

Total assets	$2,821,105,383	$11,222,425	$0	$2,832,327,808

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of August 31, 2014, the Portfolio entered into futures contracts to gain market exposure.

At August 31, 2014, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2014	Unrealized gains
9-18-2014	Jefferies Bache	77 Long	S&P 500 Index	$38,526,950	$758,440

Wells Fargo Advantage International Growth Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 96.72%
Belgium : 4.59%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	35,164	$3,906,526
Telenet Group Holding NV (Consumer Discretionary, Media)†	21,895	1,279,355
UCB SA (Health Care, Pharmaceuticals)	19,855	1,922,721
		7,108,602

Brazil : 0.20%
Ambev SA ADR (Consumer Staples, Beverages)	42,189	307,558

China : 9.43%
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	37,490	8,042,355
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	277,000	3,445,500
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	325,000	216,166
Tencent Holdings Limited (Information Technology, Internet Software & Services)	178,400	2,911,930
		14,615,951

Denmark : 0.50%
Rockwool International AS B Shares (Industrials, Building Products)	4,919	773,136

France : 6.66%
L’Oreal SA (Consumer Staples, Personal Products)	6,774	1,121,488
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,836	1,186,094
Pernod-Ricard SA (Consumer Staples, Beverages)	11,687	1,378,059
Publicis Groupe SA (Consumer Discretionary, Media)	9,151	681,758
Schneider Electric SA (Industrials, Electrical Equipment)	27,441	2,319,128
Technip SA (Energy, Energy Equipment & Services)	6,968	645,470
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	91,798	2,994,341
		10,326,338

Germany : 11.81%
Bayer AG (Health Care, Pharmaceuticals)	43,901	5,886,623
Beiersdorf AG (Consumer Staples, Personal Products)	23,029	2,027,047
Deutsche Post AG (Industrials, Air Freight & Logistics)	97,440	3,186,058
Linde AG (Materials, Chemicals)	27,948	5,532,210
MTU Aero Engines AG (Industrials, Aerospace & Defense)	19,237	1,678,357
		18,310,295

Hong Kong : 6.68%
AIA Group Limited (Financials, Insurance)	950,800	5,189,494
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	310,500	2,676,292
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	382,800	2,494,358
		10,360,144

India : 0.33%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	86,420	507,155

Indonesia : 0.29%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	473,200	447,007

Ireland : 3.03%
Covidien plc (Health Care, Health Care Equipment & Supplies)	40,131	3,484,575
CRH plc (Materials, Construction Materials)	52,238	1,211,520
		4,696,095

1

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage International Growth Portfolio

Security name	Shares	Value
Japan : 14.22%
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	3,800	$128,304
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	701,000	3,301,360
JS Group Corporation (Industrials, Building Products)	61,700	1,365,115
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	31,100	1,793,156
NGK Insulators Limited (Industrials, Machinery)	154,000	3,877,937
Olympus Corporation (Health Care, Health Care Equipment & Supplies)†	108,300	3,866,928
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	18,700	1,667,894
SoftBank Corporation (Telecommunication Services, Wireless Telecommunication Services)	26,969	1,945,594
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	72,000	4,102,225
		22,048,513

Mexico : 2.95%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	123,527	4,579,146

Netherlands : 6.01%
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	44,959	4,301,169
Nielsen Holdings NV (Industrials, Professional Services)	11,502	540,479
Unilever NV (Consumer Staples, Food Products)	67,798	2,818,146
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services)	34,662	1,648,698
		9,308,492

South Korea : 1.02%
NAVER Corporation (Information Technology, Internet Software & Services)	1,117	846,054
Orion Corporation (Consumer Staples, Food Products)	856	737,007
		1,583,061

Spain : 1.07%
Grifols SA (Health Care, Biotechnology)	20,597	958,857
Grifols SA ADR (Health Care, Biotechnology)	17,248	692,507
		1,651,364

Sweden : 0.56%
Volvo AB Class B (Industrials, Machinery)	72,220	862,290

Switzerland : 8.99%
Actelion Limited (Health Care, Biotechnology)	16,101	1,976,562
Nestle SA (Consumer Staples, Food Products)	59,821	4,642,717
Roche Holdings AG (Health Care, Pharmaceuticals)	15,380	4,484,751
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,842	1,541,035
Syngenta AG (Materials, Chemicals)	2,469	886,156
UBS AG (Financials, Capital Markets)	22,374	401,150
		13,932,371

United Kingdom : 16.30%
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	77,893	500,446
Croda International plc (Materials, Chemicals)	52,433	1,899,358
Diageo plc (Consumer Staples, Beverages)	4,956	146,083
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	36,646	1,404,747
Johnson Matthey plc (Materials, Chemicals)	59,073	3,097,053
Liberty Global plc Class A (Consumer Discretionary, Media)†	38,980	1,702,257
Liberty Global plc Class C (Consumer Discretionary, Media)	59,421	2,491,523
Prudential plc (Financials, Insurance)	78,205	1,882,565
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)†	264,925	4,490,515
SABMiller plc (Consumer Staples, Beverages)	68,191	3,761,880
Saga plc (Financials, Diversified Financial Services)† «	180,074	556,047
Smiths Group plc (Industrials, Industrial Conglomerates)	39,205	856,534

2

Wells Fargo Advantage International Growth Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name			Shares	Value
United Kingdom (continued)
WPP plc (Consumer Discretionary, Media)			118,085	$2,475,971
				25,264,979

United States : 2.08%
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services)†			29,901	1,367,373
Schlumberger Limited (Energy, Energy Equipment & Services)			16,946	1,857,959
				3,225,332

Total Common Stocks (Cost $117,576,346)				149,907,829

Participation Notes : 0.66%
United Kingdom : 0.66%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)			108,700	1,029,995

Total Participation Notes (Cost $901,264)				1,029,995

		Dividend yield
Preferred Stocks : 1.28%
Germany : 1.28%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±		1.60%	18,843	1,975,749

Total Preferred Stocks (Cost $1,392,735)				1,975,749

		Yield
Short-Term Investments : 2.25%
Investment Companies : 2.25%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07	2,934,615	2,934,615
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)		0.11	555,978	555,978
Total Short-Term Investments (Cost $3,490,593)				3,490,593

Total investments in securities (Cost $123,360,938)*	100.91%			156,404,166
Other assets and liabilities, net	(0.91)			(1,404,393)

Total net assets	100.00%			$154,999,773

†	Non-income-earning security
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $123,750,989 and unrealized gains (losses) consists of:

Gross unrealized gains	$35,292,335
Gross unrealized losses	(2,639,158)

Net unrealized gains	$32,653,177

3

Wells Fargo Advantage International Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On August 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Belgium	$7,108,602	$0	$0	$7,108,602
Brazil	307,558	0	0	307,558
China	14,615,951	0	0	14,615,951
Denmark	773,136	0	0	773,136
France	10,326,338	0	0	10,326,338
Germany	18,310,295	0	0	18,310,295
Hong Kong	10,360,144	0	0	10,360,144
India	507,155	0	0	507,155
Indonesia	447,007	0	0	447,007
Ireland	4,696,095	0	0	4,696,095
Japan	22,048,513	0	0	22,048,513
Mexico	4,579,146	0	0	4,579,146
Netherlands	9,308,492	0	0	9,308,492
South Korea	1,583,061	0	0	1,583,061
Spain	1,651,364	0	0	1,651,364
Sweden	862,290	0	0	862,290
Switzerland	13,932,371	0	0	13,932,371
United Kingdom	25,264,979	0	0	25,264,979
United States	3,225,332	0	0	3,225,332
Participation notes	0	1,029,995	0	1,029,995
Preferred stocks
Germany	1,975,749	0	0	1,975,749
Short-term investments
Investment companies	2,934,615	555,978	0	3,490,593

Total assets	$154,818,193	$1,585,973	$0	$156,404,166

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage International Value Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 95.87%
Australia : 6.30%
Arrium Limited (Materials, Metals & Mining)	1,531,700	$1,122,967
Bendigo Bank Limited (Financials, Banks)	272,500	3,168,543
Boart Longyear Group Limited (Industrials, Construction & Engineering)†«	199,991	29,885
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	1,045,916
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	3,485,399
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	2,360,132
Fortescue Metals Group Limited (Materials, Metals & Mining)	394,700	1,537,188
GrainCorp Limited (Consumer Staples, Food Products)	81,900	693,004
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	350,500	4,681,098
Metcash Limited (Consumer Staples, Food & Staples Retailing)	785,500	2,061,466
Mincor Resources NL (Materials, Metals & Mining)	570,994	346,632
Mineral Resources Limited (Materials, Metals & Mining)	144,300	1,432,594
Myer Holdings Limited (Consumer Discretionary, Multiline Retail)	577,400	1,305,016
Panoramic Resources Limited (Materials, Metals & Mining)	368,800	273,830
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	1,431,073
Rio Tinto Limited (Materials, Metals & Mining)	66,800	3,907,352
Seven Network Limited (Industrials, Trading Companies & Distributors)	165,800	1,195,434
Toll Holdings Limited (Industrials, Air Freight & Logistics)	283,600	1,581,263
United Construction Group Limited (Industrials, Construction & Engineering)	152,800	927,599
		32,586,391

Austria : 1.48%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,587,698
Raiffeisen Bank International AG (Financials, Banks)	81,200	2,080,508
RHI AG (Materials, Construction Materials)(i)	64,721	1,939,766
Voestalpine AG (Materials, Metals & Mining)	47,700	2,046,352
		7,654,324

Belgium : 0.53%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	2,746,379

Brazil : 1.31%
Banco do Brasil SA (Financials, Banks)	196,000	3,063,677
Companhia de Saneamento Basico do Estado de Sao Paulo (Utilities, Water Utilities)	253,200	2,419,454
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	1,293,723
		6,776,854

Canada : 2.68%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	65,800	7,460,521
Metro Incorporated (Consumer Staples, Food & Staples Retailing)«	48,400	3,137,787
WestJet Airlines Limited (Industrials, Airlines)	120,000	3,244,735
		13,843,043

China : 2.90%
China BlueChemical Limited (Materials, Chemicals)	1,984,000	977,914
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,368,590
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	6,116,500	6,203,275
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	1,747,500	1,673,080
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	1,730,000	3,205,502
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	1,158,500	1,551,633
		14,979,994

1

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage International Value Portfolio

Security name	Shares	Value
Czech Republic : 0.32%
CEZ AS (Utilities, Electric Utilities)	57,500	$1,668,463

Finland : 0.89%
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	63,800	2,334,666
TietoEnator Oyj (Information Technology, IT Services)	82,700	2,249,338
		4,584,004

France : 8.11%
Alstom SA (Industrials, Machinery)	83,800	2,965,786
AXA SA (Financials, Insurance)	132,200	3,274,324
BNP Paribas SA (Financials, Banks)	49,100	3,314,778
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	24,000	2,653,653
Credit Agricole SA (Financials, Banks)	219,328	3,252,179
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,170,548
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	61,400	6,736,490
SCOR SE (Financials, Insurance)	109,700	3,358,469
Societe Generale SA (Financials, Banks)	39,000	1,975,714
Thales SA (Industrials, Aerospace & Defense)	59,100	3,299,926
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	6,179,248
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	67,900	1,766,055
		41,947,170

Germany : 7.40%
Allianz AG (Financials, Insurance)	35,700	6,088,660
BASF SE (Materials, Chemicals)	46,500	4,783,415
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	9,300	1,082,668
Daimler AG (Consumer Discretionary, Automobiles)	69,300	5,667,371
Deutsche Bank AG (Financials, Capital Markets)	41,200	1,409,669
E.ON SE (Utilities, Multi-Utilities)	87,200	1,584,592
Gildemeister AG (Industrials, Machinery)	58,200	1,672,058
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	2,574,698
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	19,700	3,950,023
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,272,430
RWE AG (Utilities, Multi-Utilities)	35,600	1,393,008
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	43,300	1,727,872
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	5,063,043
		38,269,507

Hong Kong : 1.32%
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	978,285
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	1,975,316
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	1,985,458
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	1,897,610
		6,836,669

India : 1.54%
Gail Limited (Utilities, Gas Utilities)(i)	41,200	1,825,572
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	83,800	4,038,322
Tata Steel Limited GDR (Industrials, Machinery)	245,900	2,099,986
		7,963,880

Ireland : 0.57%
Irish Life & Permanent Group Holdings plc (Financials, Insurance)†	111,500	12,394
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	2,953,632
		2,966,026

2

Wells Fargo Advantage International Value Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Israel : 1.11%
Bank Hapoalim Limited (Financials, Banks)	542,900	$3,075,598
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	2,677,696
		5,753,294

Italy : 1.44%
Enel SpA (Utilities, Electric Utilities)	688,400	3,641,609
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	153,300	3,823,113
		7,464,722

Japan : 20.12%
Adeka Corporation (Materials, Chemicals)	203,200	2,710,766
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,714,720
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	73,100	1,807,740
Aozora Bank Limited (Financials, Banks)	588,000	2,006,247
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	326,000	1,879,956
Chiba Bank Limited (Financials, Banks)	329,000	2,317,814
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	971,009
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	124,000	419,511
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,642,655
Fukuoka Financial Group Incorporated (Financials, Banks)	378,000	1,831,054
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,551,067
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	2,097,154
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	76,000	1,914,518
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	67,800	3,909,195
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,221,779
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,493,575
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,724,504
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,167,610
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	734,089
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	657,100	3,777,954
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	260,300	4,243,056
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	4,268,987
Monex Beans Holdings Incorporated (Financials, Capital Markets)	298,500	938,147
Namura Shipbuilding Company Limited (Industrials, Machinery)«	108,800	1,011,193
Nichirei Corporation (Consumer Staples, Food Products)	221,000	1,040,800
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	117,000	7,849,104
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	253,000	2,429,209
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	180,000	3,111,442
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	133,900	4,867,219
Rengo Company Limited (Materials, Containers & Packaging)	208,000	977,577
Resona Holdings Incorporated (Financials, Banks)	845,300	4,583,769
Ryosan Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	14,200	311,992
Saizeriya Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)«	99,800	1,363,024
Sankyu Incorporated (Industrials, Road & Rail)	370,000	1,852,756
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,120,823
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,678,745
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	109,000	1,653,674
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	4,053,344
The Keiyo Bank Limited (Financials, Banks)	62,000	318,208
Toshiba TEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	234,000	1,479,860
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	162,500	2,653,539
Tsumura & Company (Health Care, Pharmaceuticals)	79,300	2,026,611
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	17,100	933,519
West Japan Railway Company (Industrials, Road & Rail)	58,900	2,785,501
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	297,000	2,637,590
		104,082,606

3

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage International Value Portfolio

Security name	Shares	Value
Liechtenstein : 0.12%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets)(i)	7,800	$637,220

Netherlands : 2.05%
Aegon NV (Financials, Insurance)«	334,000	2,640,177
ING Groep NV (Financials, Diversified Financial Services)†	237,100	3,260,240
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	263,630	4,503,156
Nutreco NV (Consumer Staples, Food Products)	5,700	219,256
		10,622,829

Norway : 1.59%
Atea ASA (Information Technology, IT Services)	84,900	1,030,780
DnB Nor ASA (Financials, Banks)	148,800	2,775,318
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,732,153
Yara International ASA (Materials, Chemicals)	53,600	2,689,534
		8,227,785

Poland : 0.55%
Asseco Poland SA (Information Technology, Software)	101,800	1,344,429
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	1,501,959
		2,846,388

Russia : 1.21%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	150,014	2,887,770
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	16,998
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	3,352,804
		6,257,572

Singapore : 1.03%
DBS Group Holdings Limited (Financials, Banks)	227,000	3,256,747
United Overseas Bank Limited (Financials, Banks)	113,000	2,074,449
		5,331,196

South Africa : 0.60%
Barclays Africa Group Limited (Financials, Banks)	200,300	3,128,182

South Korea : 2.75%
E-MART Company Limited (Consumer Staples, Food & Staples Retailing)	8,500	2,045,466
Industrial Bank of Korea (Financials, Banks)	192,500	3,341,388
KJB Financial Group Company Limited (Financials, Banks)†	13,510	151,229
KNB Financial Group Company Limited (Financials, Banks)†	20,645	276,909
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	6,004,142
Woori Finance Holdings Company Limited (Financials, Banks)	178,044	2,414,424
		14,233,558

Spain : 1.58%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	4,285,157
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	3,072,780
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	52,400	831,031
		8,188,968

Sweden : 1.92%
Boliden AB (Materials, Metals & Mining)	169,300	2,681,477
Nordea Bank AB (Financials, Banks)	177,300	2,310,982
Saab AB (Industrials, Aerospace & Defense)	113,500	3,061,094

4

Wells Fargo Advantage International Value Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Sweden (continued)
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	$1,891,780
		9,945,333

Switzerland : 4.74%
Baloise Holding AG (Financials, Insurance)	28,800	3,755,090
Credit Suisse Group AG (Financials, Capital Markets)	184,595	5,203,767
GAM Holding AG (Financials, Capital Markets)	6,300	122,493
Georg Fischer AG (Industrials, Machinery)	3,000	1,983,552
Novartis AG (Health Care, Pharmaceuticals)	48,000	4,305,648
Swiss Reinsurance AG (Financials, Insurance)	48,500	3,975,410
Zurich Financial Services AG (Financials, Insurance)	17,100	5,159,523
		24,505,483

Thailand : 0.77%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,347,208
Thanachart Capital PLC-Foreign Shares (Financials, Banks)	1,481,500	1,623,435
		3,970,643

United Kingdom : 18.94%
3i Group plc (Financials, Capital Markets)	316,400	2,065,368
Alent plc (Materials, Chemicals)	144,400	841,437
AMEC plc (Energy, Energy Equipment & Services)	119,300	2,228,130
Amlin plc (Financials, Insurance)	279,000	2,083,856
Anglo American plc (Materials, Metals & Mining)	107,000	2,717,833
AstraZeneca plc (Health Care, Pharmaceuticals)	110,200	8,355,262
Aviva plc (Financials, Insurance)	314,900	2,723,691
BAE Systems plc (Industrials, Aerospace & Defense)	684,100	5,055,041
Barclays plc (Financials, Banks)	715,000	2,664,239
BP plc (Energy, Oil, Gas & Consumable Fuels)	844,300	6,751,120
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	727,900	4,676,599
Carillion plc (Industrials, Construction & Engineering)	261,500	1,461,279
Centrica plc (Utilities, Multi-Utilities)	590,400	3,130,608
Chemring Group plc (Industrials, Aerospace & Defense)	247,200	940,817
Debenhams plc (Consumer Discretionary, Multiline Retail)	1,238,200	1,365,945
Firstgroup plc (Industrials, Road & Rail)†	254,700	537,430
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	57,700	1,412,434
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)	290,000	882,005
Inchcape plc (Consumer Discretionary, Distributors)	244,331	2,737,977
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	828,000	3,990,477
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)(i)	547,900	757,239
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	558,800	1,374,840
Mondi plc (Materials, Paper & Forest Products)	127,600	2,188,258
Old Mutual plc—London Exchanges (Financials, Insurance)	982,800	3,245,244
Pace plc (Consumer Discretionary, Household Durables)	308,800	1,696,886
Petrofac Limited (Energy, Energy Equipment & Services)	84,300	1,580,043
Premier Foods plc (Consumer Staples, Food Products)†	73,926	52,773
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)«	14,300	577,495
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	291,000	12,297,408
Standard Chartered plc (Financials, Banks)	253,000	5,094,820
Tate & Lyle plc (Consumer Staples, Food Products)	14,400	161,725
Tesco plc (Consumer Staples, Food & Staples Retailing)	971,400	3,708,335
Tullett Prebon plc (Financials, Capital Markets)	279,500	1,255,153
Vesuvius plc (Industrials, Machinery)	145,400	1,122,444
WH Smith plc (Consumer Discretionary, Specialty Retail)	219,900	4,216,525
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	679,700	2,002,918
		97,953,654

Total Common Stocks (Cost $451,535,983)		495,972,137

5

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage International Value Portfolio

Security name		Dividend yield	Shares	Value
Preferred Stocks : 1.23%
Brazil : 1.23%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks) ±		5.04%	349,800	$2,414,300
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±		13.99	109,056	933,443
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±		7.22	257,700	2,989,711

Total Preferred Stocks (Cost $7,494,241)				6,337,454

Short-Term Investments : 2.40%

		Yield
Investment Companies : 2.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07	6,424,508	6,424,508
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)		0.11	5,982,898	5,982,898

Total Short-Term Investments (Cost $12,407,406)				12,407,406

Total investments in securities (Cost $471,437,630)*	99.50%			514,716,997
Other assets and liabilities, net	0.50			2,596,579

Total net assets	100.00%			$517,313,576

±	Variable rate investment. The interest rate shown is the rate in effect at period end.
†	Non-income-earning security
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(i)	Illiquid security
«	All or a portion of this security is on loan.
*	Cost for federal income tax purposes is $472,313,543 and unrealized gains (losses) consists of:

Gross unrealized gains	$89,692,301
Gross unrealized losses	(47,288,847)

Net unrealized gains	$42,403,454

6

Wells Fargo Advantage International Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On August 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$32,586,391	$0	$0	$32,586,391
Austria	7,654,324	0	0	7,654,324
Belgium	2,746,379	0	0	2,746,379
Brazil	6,776,854	0	0	6,776,854
Canada	13,843,043	0	0	13,843,043
China	14,979,994	0	0	14,979,994
Czech Republic	1,668,463	0	0	1,668,463
Finland	4,584,004	0	0	4,584,004
France	41,947,170	0	0	41,947,170
Germany	38,269,507	0	0	38,269,507
Hong Kong	6,836,669	0	0	6,836,669
India	7,963,880	0	0	7,963,880
Ireland	2,966,026	0	0	2,966,026
Israel	5,753,294	0	0	5,753,294
Italy	7,464,722	0	0	7,464,722
Japan	104,082,606	0	0	104,082,606
Liechtenstein	637,220	0	0	637,220
Netherlands	10,622,829	0	0	10,622,829
Norway	8,227,785	0	0	8,227,785
Poland	2,846,388	0	0	2,846,388

Russia	6,257,572	0	0	6,257,572
Singapore	5,331,196	0	0	5,331,196
South Africa	3,128,182	0	0	3,128,182
South Korea	14,233,558	0	0	14,233,558
Spain	8,188,968	0	0	8,188,968
Sweden	9,945,333	0	0	9,945,333
Switzerland	24,505,483	0	0	24,505,483
Thailand	3,970,643	0	0	3,970,643
United Kingdom	97,953,654	0	0	97,953,654
Preferred stocks
Brazil	6,337,454	0	0	6,337,454
Short-term investments
Investment companies	6,424,508	5,982,898	0	12,407,406

Total assets	$508,734,099	$5,982,898	$0	$514,716,997

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Large Company Value Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 98.24%
Consumer Discretionary : 8.17%
Automobiles : 1.02%
General Motors Company	27,042	$941,062

Hotels, Restaurants & Leisure : 0.69%
Norwegian Cruise Line Holdings Limited †	19,246	641,080

Household Durables : 2.81%
Jarden Corporation †	15,529	928,479
Newell Rubbermaid Incorporated	29,879	1,001,544
Toll Brothers Incorporated †	18,694	665,319
		2,595,342

Media : 1.51%
Gannett Company Incorporated	13,239	446,949
The Walt Disney Company	10,613	953,896
		1,400,845

Specialty Retail : 0.61%
Cabela’s Incorporated «†	9,227	563,032

Textiles, Apparel & Luxury Goods : 1.53%
Fossil Group Incorporated †	4,572	463,098
PVH Corporation	8,193	956,451
		1,419,549

Consumer Staples : 3.84%
Food & Staples Retailing : 2.56%
CVS Caremark Corporation	29,857	2,372,139

Household Products : 1.28%
The Procter & Gamble Company	14,289	1,187,559

Energy : 12.12%
Energy Equipment & Services : 1.47%
Baker Hughes Incorporated	19,613	1,356,043

Oil, Gas & Consumable Fuels : 10.65%
Chesapeake Energy Corporation	34,282	932,470
Chevron Corporation	10,454	1,353,270
ConocoPhillips Company	15,346	1,246,402
Marathon Oil Corporation	46,714	1,947,507
Noble Energy Incorporated	13,402	966,820
SandRidge Energy Incorporated «†	125,053	655,278
Valero Energy Corporation	21,709	1,175,325
Whiting Petroleum Corporation †	17,099	1,584,393
		9,861,465

Financials : 29.53%
Banks : 13.58%
Bank of America Corporation	142,330	2,290,090
Citigroup Incorporated	42,680	2,204,422
First Republic Bank	30,733	1,502,844

1

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Large Company Value Portfolio

Security name	Shares	Value
Banks (continued)
JPMorgan Chase & Company	44,422	$2,640,888
KeyCorp	127,749	1,738,664
SVB Financial Group †	7,224	804,176
Synovus Financial Corporation	57,544	1,389,688
		12,570,772

Capital Markets : 2.44%
Ameriprise Financial Incorporated	8,132	1,022,680
Goldman Sachs Group Incorporated	6,882	1,232,635
		2,255,315

Insurance : 8.90%
ACE Limited	8,276	879,987
American International Group Incorporated	43,545	2,441,133
Endurance Specialty Holdings Limited	20,028	1,163,026
MetLife Incorporated	31,305	1,713,636
The Hartford Financial Services Group Incorporated	55,154	2,043,456
		8,241,238

REITs : 4.61%
Alexandria Real Estate Equities Incorporated	11,519	910,692
American Campus Communities Incorporated	24,128	953,297
American Tower Corporation	14,576	1,437,194
LaSalle Hotel Properties	21,534	787,068
Washington Prime Group Incorporated	9,083	177,300
		4,265,551

Health Care : 13.83%
Biotechnology : 0.95%
Gilead Sciences Incorporated †	8,154	877,207

Health Care Equipment & Supplies : 3.66%
Baxter International Incorporated	12,985	973,615
Medtronic Incorporated	15,529	991,527
Stryker Corporation	17,105	1,425,018
		3,390,160

Health Care Providers & Services : 2.79%
Cigna Corporation	17,054	1,613,308
HCA Holdings Incorporated †	13,946	973,710
		2,587,018

Pharmaceuticals : 6.43%
Johnson & Johnson	8,895	922,678
Merck & Company Incorporated	33,669	2,023,844
Novartis AG ADR	17,313	1,555,400
Pfizer Incorporated	49,199	1,445,959
		5,947,881

Industrials : 10.20%
Aerospace & Defense : 0.95%
Triumph Group Incorporated	12,727	882,872

2

Wells Fargo Advantage Large Company Value Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Airlines : 0.95%
United Continental Holdings Incorporated †	18,488	$880,214

Construction & Engineering : 1.01%
Quanta Services Incorporated †	25,665	932,666

Electrical Equipment : 0.73%
Eaton Corporation plc	9,750	680,648

Industrial Conglomerates : 0.95%
General Electric Company	33,789	877,838

Machinery : 3.89%
Crane Company	6,454	449,134
Dover Corporation	11,736	1,031,242
Stanley Black & Decker Incorporated	15,964	1,460,706
The Timken Company	14,494	656,433
		3,597,515

Road & Rail : 0.50%
AMERCO	1,683	467,554

Trading Companies & Distributors : 1.22%
MRC Global Incorporated †	18,302	454,256
WESCO International Incorporated †	8,007	672,508
		1,126,764

Information Technology : 11.01%
Electronic Equipment, Instruments & Components : 2.45%
Knowles Corporation †	34,751	1,144,003
Synnex Corporation †	16,192	1,129,230
		2,273,233

Internet Software & Services : 0.83%
AOL Incorporated †	17,687	764,432

IT Services : 0.53%
Teradata Corporation †	10,721	489,628

Semiconductors & Semiconductor Equipment : 2.18%
Skyworks Solutions Incorporated	35,618	2,018,116

Technology Hardware, Storage & Peripherals : 5.02%
Apple Incorporated	13,922	1,427,005
EMC Corporation	50,035	1,477,534
NCR Corporation †	36,678	1,252,920
Seagate Technology plc	7,776	486,622
		4,644,081

Materials : 3.29%
Chemicals : 1.67%
Cabot Corporation	10,095	553,004
Huntsman Corporation	36,912	992,564
		1,545,568

3

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Large Company Value Portfolio

Security name			Shares	Value
Containers & Packaging : 1.04%
Crown Holdings Incorporated †			19,935	$962,262

Paper & Forest Products : 0.58%
International Paper Company			11,104	537,989

Telecommunication Services : 2.88%
Diversified Telecommunication Services : 2.88%
CenturyLink Incorporated			33,485	1,372,550
Verizon Communications Incorporated			25,917	1,291,185
				2,663,735

Utilities : 3.37%
Electric Utilities : 2.39%
Portland General Electric Company			35,114	1,210,380
UIL Holdings Corporation			26,875	1,001,094
				2,211,474

Independent Power & Renewable Electricity Producers : 0.98%
AES Corporation			60,082	912,045

Total Common Stocks (Cost $71,133,639)				90,941,892

		Yield
Short-Term Investments : 2.99%
Investment Companies : 2.99%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.07%	1,572,915	1,572,915
Wells Fargo Securities Lending Cash Investments, LLC (r)(u)(l)		0.11	1,199,325	1,199,325

Total Short-Term Investments (Cost $2,772,240)				2,772,240

Total investments in securities (Cost $73,905,879)*	101.23%			93,714,132
Other assets and liabilities, net	(1.23)			(1,142,230)

Total net assets	100.00%			$92,571,902

†	Non-income-earning security
«	All or a portion of this security is on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $74,657,625 and unrealized gains (losses) consists of:

Gross unrealized gains	$20,165,898
Gross unrealized losses	(1,109,391)

Net unrealized gains	$19,056,507

4

Wells Fargo Advantage Large Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$7,560,910	$0	$0	$7,560,910
Consumer staples	3,559,698	0	0	3,559,698
Energy	11,217,508	0	0	11,217,508
Financials	27,332,876	0	0	27,332,876
Health care	12,802,266	0	0	12,802,266
Industrials	9,446,071	0	0	9,446,071
Information technology	10,189,490	0	0	10,189,490
Materials	3,045,819	0	0	3,045,819
Telecommunication services	2,663,735	0	0	2,663,735
Utilities	3,123,519	0	0	3,123,519
Short-term investments
Investment companies	1,572,915	1,199,325	0	2,772,240

Total assets	$92,514,807	$1,199,325	$0	$93,714,132

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 95.29%
Consumer Discretionary : 13.55%
Auto Components : 0.92%
Modine Manufacturing Company †	205,878	$2,927,582
Motorcar Parts of America Incorporated †	25,560	774,979
		3,702,561

Diversified Consumer Services : 1.76%
2U Incorporated «†	169,969	3,212,414
Nord Anglia Education Incorporated †	201,500	3,858,725
		7,071,139

Hotels, Restaurants & Leisure : 2.88%
Brinker International Incorporated	64,485	3,153,317
Del Frisco’s Restaurant Group Incorporated †	122,416	2,709,066
Krispy Kreme Doughnuts Incorporated †	169,410	2,881,664
Multimedia Games Holding Company †	103,180	2,869,436
		11,613,483

Household Durables : 0.69%
LGI Homes Incorporated †	144,500	2,762,840

Leisure Products : 0.59%
Malibu Boats Incorporated †	113,940	2,371,091

Media : 1.73%
IMAX Corporation «†	122,786	3,403,628
Lions Gate Entertainment Corporation	109,709	3,555,669
		6,959,297

Specialty Retail : 2.78%
Chico’s FAS Incorporated	130,857	2,067,541
Christopher & Banks Corporation †	268,860	2,572,990
Dick’s Sporting Goods Incorporated	68,509	3,087,701
Monro Muffler Brake Incorporated	67,313	3,483,448
		11,211,680

Textiles, Apparel & Luxury Goods : 2.20%
Movado Group Incorporated	64,890	2,409,366
Skechers U.S.A. Incorporated Class A †	68,488	3,997,645
Tumi Holdings Incorporated †	109,369	2,458,615
		8,865,626

Consumer Staples : 1.49%
Food Products : 1.49%
Darling Ingredients Incorporated †	134,057	2,584,619
Whitewave Foods Company †	97,676	3,420,614
		6,005,233

1

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Small Company Growth Portfolio

Security name	Shares	Value
Energy : 5.74%
Energy Equipment & Services : 1.57%
C&J Energy Services Incorporated †	105,860	$3,037,123
Hornbeck Offshore Services Incorporated †	75,100	3,278,866
		6,315,989

Oil, Gas & Consumable Fuels : 4.17%
Delek US Holdings Incorporated	94,765	3,314,880
Diamondback Energy Incorporated †	27,339	2,360,723
GasLog Limited	106,593	2,697,869
Oasis Petroleum Incorporated †	79,951	3,932,790
Ring Energy Incorporated «†	74,670	1,282,084
Sanchez Energy Corporation «†	96,470	3,201,839
		16,790,185

Financials : 9.95%
Banks : 2.74%
PacWest Bancorp	57,439	2,408,992
ServisFirst Bancshares Incorporated	56,740	1,711,846
Signature Bank †	24,883	2,947,640
SVB Financial Group †	35,732	3,977,686
		11,046,164

Capital Markets : 4.18%
Evercore Partners Incorporated Class A	97,804	5,010,499
LPL Financial Holdings Incorporated	86,941	4,233,157
Stifel Financial Corporation †	75,988	3,638,305
Virtus Investment Partners Incorporated	17,584	3,933,365
		16,815,326

Insurance : 1.09%
Argo Group International Holdings Limited	83,070	4,372,805

REITs : 1.05%
QTS Realty Trust Incorporated Class A «	140,105	4,224,166

Thrifts & Mortgage Finance : 0.89%
Essent Group Limited †	170,674	3,594,394

Health Care : 21.53%
Biotechnology : 6.24%
Alnylam Pharmaceuticals Incorporated †	46,722	3,255,122
Cepheid Incorporated †	111,740	4,472,952
Exact Sciences Corporation «†	157,852	3,291,214
InterMune Incorporated †	57,553	4,227,268
Intrexon Corporation «†	69,797	1,415,483
NPS Pharmaceuticals Incorporated †	80,340	2,424,661
Portola Pharmaceuticals Incorporation †	64,775	1,806,575
Tesaro Incorporated †	75,871	2,242,747
Tetraphase Pharmaceuticals †	151,818	1,987,298
		25,123,320

Health Care Equipment & Supplies : 6.08%
Accuray Incorporated «†	318,188	2,590,050
Analogic Corporation	37,520	2,708,944
Atricure Incorporated †	168,810	2,619,931

2

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Cerus Corporation «†	487,379	$1,832,545
DexCom Incorporated †	78,556	3,472,175
Endologix Incorporated †	241,482	3,334,866
Insulet Corporation †	66,099	2,386,835
Spectranetics Corporation †	149,614	4,246,045
Veracyte Incorporated †	102,623	1,288,945
		24,480,336

Health Care Providers & Services : 5.63%
Adeptus Health Incorporated Class A †	111,010	3,140,473
AMN Healthcare Services Incorporated †	298,819	4,518,143
Capital Senior Living Corporation †	115,980	2,652,463
Ensign Group Incorporated	96,085	3,362,975
HealthEquity Incorporated †	216,320	4,192,282
LifePoint Hospitals Incorporated †	64,236	4,804,853
		22,671,189

Health Care Technology : 0.86%
Imprivata Incorporated †	114,380	1,675,667
Medidata Solutions Incorporated †	38,542	1,793,745
		3,469,412

Life Sciences Tools & Services : 1.08%
ICON plc ADR †	87,542	4,336,831

Pharmaceuticals : 1.64%
Akorn Incorporated «†	101,261	3,951,204
Pacira Pharmaceuticals Incorporated †	24,768	2,681,384
		6,632,588

Industrials : 13.66%
Aerospace & Defense : 1.63%
Astronics Corporation	57,290	3,594,375
Esterline Technologies Corporation †	25,461	2,984,793
		6,579,168

Air Freight & Logistics : 1.04%
Hub Group Incorporated Class A †	96,769	4,208,484

Building Products : 2.64%
A.O. Smith Corporation	75,999	3,730,031
NCI Building Systems Incorporated †	185,974	3,712,041
PGT Incorporated †	304,730	3,184,429
		10,626,501

Commercial Services & Supplies : 1.74%
Copart Incorporated †	102,630	3,533,551
Kar Auction Services Incorporated	114,580	3,455,733
		6,989,284

Machinery : 1.88%
Actuant Corporation Class A	78,830	2,658,936

3

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Small Company Growth Portfolio

Security name	Shares	Value
Machinery (continued)
Wabash National Corporation †	346,378	$4,897,785
		7,556,721

Professional Services : 1.47%
On Assignment Incorporated †	142,824	4,221,877
RPX Corporation †	111,975	1,700,900
		5,922,777

Road & Rail : 1.99%
Genesee & Wyoming Incorporated Class A †	29,427	2,893,557
Roadrunner Transportation Systems Incorporated †	103,207	2,598,752
Swift Transportation Company †	118,896	2,518,217
		8,010,526

Trading Companies & Distributors : 1.27%
Beacon Roofing Supply Incorporated †	102,119	2,912,434
MSC Industrial Direct Company	24,470	2,205,726
		5,118,160

Information Technology : 24.56%
Communications Equipment : 2.14%
Infinera Corporation †	256,492	2,713,685
Palo Alto Networks Incorporated †	42,403	3,603,831
Riverbed Technology Incorporated †	123,347	2,323,857
		8,641,373

Electronic Equipment, Instruments & Components : 1.78%
InvenSense Incorporated «†	124,483	3,217,886
OSI Systems Incorporated †	56,626	3,950,230
		7,168,116

Internet Software & Services : 4.34%
Bankrate Incorporated †	206,980	2,905,999
Benefitfocus Incorporated «†	102,200	3,374,644
Everyday Health Incorporated «†	152,200	2,216,032
Marketo Incorporated «†	116,900	3,422,832
Pandora Media Incorporated †	131,240	3,548,730
Zillow Incorporated Class A «†	14,171	2,032,972
		17,501,209

IT Services : 3.04%
EVERTEC Incorporated	137,529	3,167,293
InterXion Holding NV †	99,654	2,749,454
Maximus Incorporated	75,290	3,101,948
Vantiv Incorporated Class A †	102,550	3,207,764
		12,226,459

Semiconductors & Semiconductor Equipment : 5.77%
Applied Micro Circuits Corporation «†	147,237	1,247,097
Exar Corporation †	265,511	2,647,145
Microsemi Corporation †	108,858	2,899,977
Nanometrics Incorporated †	157,709	2,636,894
Semtech Corporation †	102,043	2,658,730
Spansion Incorporated Class A †	187,105	4,172,442

4

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics Incorporated †			30,642	$2,515,708
Teradyne Incorporated			216,267	4,452,938
				23,230,931

Software : 7.49%
A10 Networks Incorporated «†			200,740	2,340,628
Bottomline Technologies Incorporated †			98,090	2,762,214
Cadence Design Systems Incorporated †			235,782	4,159,194
Concur Technologies Incorporated †			27,898	2,800,401
PTC Incorporated †			103,106	3,989,171
Qlik Technologies Incorporated †			126,103	3,559,888
SS&C Technologies Holdings †			124,093	5,616,449
Synchronoss Technologies Incorporated †			58,290	2,574,669
Ultimate Software Group Incorporated †			16,031	2,356,397
				30,159,011

Materials : 4.81%
Chemicals : 2.30%
Calgon Carbon Corporation †			161,409	3,428,327
Flotek Industries Incorporated †			104,787	2,913,079
Methanex Corporation			44,036	2,942,486
				9,283,892

Metals & Mining : 1.62%
Constellium NV Class A †			120,839	3,441,495
Steel Dynamics Incorporated			133,331	3,098,612
				6,540,107

Paper & Forest Products : 0.89%
Boise Cascade Company †			118,627	3,565,928

Total Common Stocks (Cost $304,694,262)				383,764,302

Short-Term Investments : 14.03%

		Yield
Investment Companies : 14.03%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.07%	19,696,232	19,696,232
Wells Fargo Securities Lending Cash Investments, LLC (r)(u)(l)		0.11	36,824,257	36,824,257

Total Short-Term Investments (Cost $56,520,489)				56,520,489

Total investments in securities (Cost $361,214,751)*	109.32%			440,284,791
Other assets and liabilities, net	(9.32)			(37,535,063)

Total net assets	100.00%			$402,749,728

†	Non-income-earning security
«	All or a portion of this security is on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

5

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Small Company Growth Portfolio

*	Cost for federal income tax purposes is $362,586,373 and unrealized gains (losses) consists of:

Gross unrealized gains	$84,401,854
Gross unrealized losses	(6,703,436)

Net unrealized gains	$77,698,418

6

Wells Fargo Advantage Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

Securities

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$54,557,717	$0	$0	$54,557,717
Consumer staples	6,005,233	0	0	6,005,233
Energy	23,106,174	0	0	23,106,174
Financials	40,052,855	0	0	40,052,855
Health care	86,713,676	0	0	86,713,676
Industrials	55,011,621	0	0	55,011,621
Information technology	98,927,099	0	0	98,927,099
Materials	19,389,927	0	0	19,389,927
Short-term investments
Investment companies	19,696,232	36,824,257	0	56,520,489

Total assets	$403,460,534	$36,824,257	$0	$440,284,791

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Value Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 96.40%
Consumer Discretionary : 14.91%
Auto Components : 2.18%
American Axle & Manufacturing Holdings Incorporated †	132,975	$2,406,848
Dana Holding Corporation	95,679	2,222,623
		4,629,471

Distributors : 1.01%
Core Mark Holding Company Incorporated	44,506	2,143,409

Diversified Consumer Services : 2.31%
Apollo Group Incorporated Class A †	64,398	1,788,332
Houghton Mifflin Harcourt Company †	73,310	1,407,552
Steiner Leisure Limited †	39,703	1,688,172
		4,884,056

Hotels, Restaurants & Leisure : 1.70%
Bob Evans Farms Incorporated «	33,218	1,442,326
ClubCorp Holdings Incorporated	116,800	2,167,808
		3,610,134

Household Durables : 0.55%
The Ryland Group Incorporated	31,170	1,156,407

Media : 1.10%
Scholastic Corporation	66,420	2,327,357

Specialty Retail : 4.04%
Asbury Automotive Group Incorporated †	37,093	2,584,640
DSW Incorporated Class A	83,580	2,585,965
Rent-A-Center Incorporated	40,018	1,114,901
Zumiez Incorporated †	69,947	2,262,785
		8,548,291

Textiles, Apparel & Luxury Goods : 2.02%
G-III Apparel Group Limited †	26,580	2,193,913
Vera Bradley Incorporated †«	101,930	2,091,604
		4,285,517

Consumer Staples : 1.60%
Food Products : 1.60%
Dean Foods Company «	115,800	1,873,644
Post Holdings Incorporated †	40,706	1,504,901
		3,378,545

Energy : 5.29%
Energy Equipment & Services : 0.77%
CARBO Ceramics Incorporated «	15,070	1,621,381

Oil, Gas & Consumable Fuels : 4.52%
Athlon Energy Incorporated †	47,580	2,214,373
Goodrich Petroleum Corporation †«	91,990	2,032,979

1

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Small Company Value Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Rex Energy Corporation †	149,380	$2,282,526
Sanchez Energy Corporation †«	92,065	3,055,637
		9,585,515

Financials : 36.31%
Banks : 15.65%
BancorpSouth Incorporated	126,041	2,668,288
BankUnited Incorporated	64,446	2,033,271
City National Corporation	30,729	2,331,717
Columbia Banking System Incorporated	56,610	1,472,426
IBERIABANK Corporation	39,731	2,592,448
Independent Bank Group Incorporated	47,660	2,412,073
Investors Bancorp Incorporated	222,840	2,364,332
MB Financial Incorporated	58,350	1,650,722
National Bank Holdings Corporation Class A	92,780	1,885,290
Old National Bancorp	125,210	1,638,999
PrivateBancorp Incorporated	95,880	2,829,419
ViewPoint Financial Group Incorporated	77,840	2,027,732
Webster Financial Corporation	68,902	2,032,609
Western Alliance Bancorp †	132,019	3,116,969
Wintrust Financial Corporation	44,871	2,089,642
		33,145,937

Capital Markets : 1.01%
Stifel Financial Corporation †	44,684	2,139,470

Insurance : 7.67%
American Equity Investment Life Holding Company	75,170	1,859,706
AmTrust Financial Services Incorporated	51,756	2,278,817
CNO Financial Group Incorporated	122,301	2,183,073
Employers Holdings Incorporated	95,094	2,035,963
OneBeacon Insurance Group Limited	101,221	1,622,573
Primerica Incorporated	49,427	2,487,661
Selective Insurance Group Incorporated	75,087	1,799,835
Symetra Financial Corporation	81,220	1,976,895
		16,244,523

Real Estate Management & Development : 0.82%
Alexander & Baldwin Incorporated	42,640	1,743,976

REITs : 11.16%
American Residential Properties Incorporated †	106,550	2,022,319
Campus Crest Communities Incorporated	226,226	1,859,578
CareTrust REIT Incorporated †	102,204	1,785,504
Cousins Properties Incorporated	176,997	2,246,092
Education Realty Trust Incorporated	248,890	2,710,412
Parkway Properties Incorporated	105,630	2,191,823
Pebblebrook Hotel Trust	62,051	2,403,856
Ramco-Gershenson Properties Trust	118,960	2,017,562
Sabra Health Care REIT Incorporated	76,118	2,167,841
STAG Industrial Incorporated	91,880	2,152,748
Sunstone Hotel Investors Incorporated	142,571	2,077,259
		23,634,994

Health Care : 5.10%
Health Care Equipment & Supplies : 1.17%
Alere Incorporated †	69,573	2,466,363

2

Wells Fargo Advantage Small Company Value Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Shares	Value
Health Care Providers & Services : 3.93%
Ensign Group Incorporated	62,104	$2,173,640
Health Net Incorporated †	81,960	3,868,512
WellCare Health Plans Incorporated †	34,740	2,287,976
		8,330,128

Industrials : 11.30%
Air Freight & Logistics : 0.78%
Atlas Air Worldwide Holdings Incorporated †	49,419	1,653,066

Commercial Services & Supplies : 2.87%
ACCO Brands Corporation †	259,700	2,007,481
Quad Graphics Incorporated	91,187	2,043,501
United Stationers Incorporated	49,890	2,028,029
		6,079,011

Construction & Engineering : 1.86%
Great Lakes Dredge & Dock Company †	205,942	1,569,278
Tutor Perini Corporation †	79,321	2,370,111
		3,939,389

Machinery : 1.27%
Briggs & Stratton Corporation	68,084	1,371,212
Global Brass & Copper Holdings Incorporated	85,203	1,316,386
		2,687,598

Professional Services : 1.63%
FTI Consulting Incorporated †	67,931	2,520,240
Hill International Incorporated †	214,330	943,052
		3,463,292

Road & Rail : 2.21%
Quality Distribution Incorporated †	135,370	1,900,595
Ryder System Incorporated	18,876	1,705,258
Universal Truckload Services Incorporated	42,970	1,069,523
		4,675,376

Trading Companies & Distributors : 0.68%
TAL International Group Incorporated	32,410	1,432,522

Information Technology : 11.74%
Communications Equipment : 1.41%
ARRIS Group Incorporated †	97,440	2,982,638

Electronic Equipment, Instruments & Components : 5.07%
Celestica Incorporated †	187,840	2,068,118
Itron Incorporated †	47,570	2,008,405
Plexus Corporation †	53,549	2,205,683
Sanmina Corporation †	96,675	2,269,929
Tech Data Corporation †	32,460	2,191,050
		10,743,185

3

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Small Company Value Portfolio

Security name		Shares	Value
Semiconductors & Semiconductor Equipment : 2.93%
Advanced Energy Industries Incorporated †		116,110	$2,235,118
Kulicke & Soffa Industries Incorporated †		144,036	2,115,889
Photronics Incorporated †		210,794	1,861,311
			6,212,318

Software : 1.45%
EPIQ Systems Incorporated		99,012	1,440,625
Mentor Graphics Corporation		74,850	1,632,479
			3,073,104

Technology Hardware, Storage & Peripherals : 0.88%
QLogic Corporation †		205,740	1,861,947

Materials : 4.89%
Chemicals : 1.46%
Chemtura Corporation †		86,450	2,134,451
Zep Incorporated		60,386	958,930
			3,093,381

Metals & Mining : 3.43%
Commercial Metals Company		111,950	1,934,496
Horsehead Holding Corporation †		144,452	2,916,486
Suncoke Energy Incorporated †		100,639	2,416,342
			7,267,324

Telecommunication Services : 0.47%
Diversified Telecommunication Services : 0.47%
ORBCOMM Incorporated †		159,730	995,118

Utilities : 4.79%
Electric Utilities : 4.79%
El Paso Electric Company		61,380	2,414,689
PNM Resources Incorporated		83,894	2,198,862
Portland General Electric Company		82,957	2,859,528
UIL Holdings Corporation		71,910	2,678,644
			10,151,723

Total Common Stocks (Cost $156,865,310)			204,186,466

	Expiration date
Warrants : 0.00%
Health Care : 0.00%
Health Care Equipment & Supplies : 0.00%
EnteroMedics Incorporated †(a)	5-14-2016	9,104	7,167

Total Warrants (Cost $0)			7,167

4

Wells Fargo Advantage Small Company Value Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 7.41%
Investment Companies : 7.41%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.07%	8,032,466	$8,032,466
Wells Fargo Securities Lending Cash Investments, LLC (u)(l)(r)		0.11	7,650,650	7,650,650
Total Short-Term Investments (Cost $15,683,116)				15,683,116

Total investments in securities (Cost $172,548,426) *	103.81%			219,876,749
Other assets and liabilities, net	(3.81)			(8,060,718)

Total net assets	100.00%			$211,816,031

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $173,334,114 and unrealized gains (losses) consists of:

Gross unrealized gains	$51,421,499
Gross unrealized losses	(4,878,864)

Net unrealized gains	$46,542,635

5

Wells Fargo Advantage Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$31,584,642	$0	$0	$31,584,642
Consumer staples	3,378,545	0	0	3,378,545
Energy	11,206,896	0	0	11,206,896
Financials	76,908,900	0	0	76,908,900
Health care	10,796,491	0	0	10,796,491
Industrials	23,930,254	0	0	23,930,254
Information technology	24,873,192	0	0	24,873,192
Materials	10,360,705	0	0	10,360,705
Telecommunication services	995,118	0	0	995,118
Utilities	10,151,723	0	0	10,151,723
Warrants
Health care	0	7,167	0	7,167
Short-term investments
Investment companies	8,032,466	7,650,650	0	15,683,116

Total assets	$212,218,932	$7,657,817	$0	$219,876,749

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 29.80%
FHLMC	2.50%	3-1-2028	$3,916,216	$3,977,540
FHLMC ±	2.68	11-1-2042	2,673,618	2,750,526
FHLMC ±	2.71	7-1-2042	10,398,853	10,717,411
FHLMC ±	2.77	8-1-2044	2,276,709	2,338,686
FHLMC ±	2.82	8-1-2044	1,769,663	1,820,865
FHLMC ±	2.84	8-1-2044	4,082,216	4,204,745
FHLMC ±	2.87	6-1-2044	2,932,882	3,030,403
FHLMC ±	2.95	1-1-2044	2,362,822	2,410,544
FHLMC ±	2.96	11-1-2043	4,698,899	4,799,091
FHLMC ±	2.99	10-1-2043	2,035,660	2,080,156
FHLMC ±	3.03	11-1-2043	3,180,498	3,255,687
FHLMC ±	3.08	7-1-2044	4,813,806	4,998,626
FHLMC ±	3.08	4-1-2044	2,496,852	2,596,344
FHLMC ±	3.13	3-1-2044	2,629	2,742
FHLMC ±	3.17	2-1-2042	5,252,718	5,470,786
FHLMC ±	3.22	6-1-2044	3,344,679	3,465,981
FHLMC ±	3.23	4-1-2044	5,858,910	6,131,014
FHLMC ±	3.24	6-1-2044	6,200,416	6,446,625
FHLMC ±	3.42	4-1-2044	977,258	1,018,568
FHLMC	3.50	6-1-2042	3,513,102	3,611,354
FHLMC	3.50	11-1-2042	2,697,583	2,773,085
FHLMC	3.50	11-1-2042	1,640,820	1,686,746
FHLMC	3.50	3-1-2043	2,912,882	2,994,424
FHLMC	3.50	3-1-2043	2,522,587	2,593,212
FHLMC	3.50	3-1-2043	2,754,354	2,831,455
FHLMC	3.50	4-1-2043	774,619	796,306
FHLMC	3.50	4-1-2043	1,424,165	1,464,037
FHLMC	3.50	4-1-2043	910,644	936,138
FHLMC	3.50	4-1-2043	2,874,407	2,954,873
FHLMC	3.50	5-1-2043	3,365,507	3,459,725
FHLMC	3.50	8-1-2043	1,348,951	1,386,714
FHLMC	3.50	9-1-2044	21,405,000	22,573,914
FHLMC	4.00	3-1-2029	512,326	548,439
FHLMC	4.00	3-1-2029	1,915,579	2,050,719
FHLMC	4.00	4-1-2029	1,400,463	1,499,276
FHLMC	4.00	2-1-2032	1,935,461	2,074,311
FHLMC	4.00	9-1-2032	441,048	470,924
FHLMC	4.00	11-1-2032	5,010,962	5,369,806
FHLMC	4.00	6-1-2033	558,995	596,799
FHLMC	4.00	8-1-2033	531,519	567,470
FHLMC	4.00	11-1-2033	931,012	998,009
FHLMC	4.00	2-1-2034	901,340	964,985
FHLMC	4.00	4-1-2034	1,047,140	1,116,725
FHLMC	4.00	4-1-2034	1,428,730	1,523,675
FHLMC	4.00	5-1-2034	1,501,069	1,600,821
FHLMC	4.00	5-1-2034	1,529,865	1,631,530
FHLMC	4.50	6-1-2042	3,817,466	4,179,252
FHLMC	4.50	6-1-2042	7,429,478	8,133,678
FHLMC	4.50	9-1-2042	3,480,675	3,822,422
FHLMC	5.00	8-1-2039	16,105,269	18,049,545
FHLMC	5.00	8-1-2041	17,627,162	19,577,536
FHLMC	5.50	7-1-2038	3,896,517	4,418,544
FHLMC	6.00	8-1-2017	29,740	31,238
FHLMC	6.00	10-1-2017	69,612	72,386
FHLMC	6.00	2-1-2023	53,999	60,665
FHLMC	6.50	4-1-2021	13,760	14,491
FHLMC Series 14-HQ1 Class M1 ±	1.81	8-25-2024	4,723,000	4,744,584
FHLMC Series 1590 Class IA ±	1.21	10-15-2023	51,251	52,606
FHLMC Series 1897 Class K	7.00	9-15-2026	1,666	1,879
FHLMC Series 1935 Class FL ±	0.86	2-15-2027	4,068	4,139
FHLMC Series 2423 Class MC	7.00	3-15-2032	26,069	30,004
FHLMC Series 2980 Class QA	6.00	5-15-2035	238,492	266,206
FHLMC Series 336 Class 300 (a)	3.00	8-15-2044	7,810,911	7,677,641

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 3529 Class AG	6.50%	4-15-2039	$3,108,925	$3,455,635
FHLMC Series 3622 Class WA	5.50	9-15-2039	6,503,201	7,319,294
FHLMC Series 3664 Class DA	4.00	11-15-2037	2,491,196	2,643,296
FHLMC Series 3876 Class NB	5.00	8-15-2038	3,962,025	4,319,578
FHLMC Series T-48 Class 1A3 ±	5.70	7-25-2033	87,879	99,914
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	1,296,478	1,498,941
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	923,806	1,104,662
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	1,271,356	1,517,478
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	1,318,233	1,577,327
FNMA ¤	0.00	10-9-2019	8,100,000	7,171,003
FNMA ±	3.12	9-1-2044	3,839,980	3,951,729
FNMA ±	1.91	6-1-2017	1,275	1,279
FNMA	2.50	11-1-2027	8,419,995	8,562,356
FNMA	2.50	11-1-2027	15,838,937	16,106,693
FNMA	2.50	12-1-2027	3,237,582	3,292,327
FNMA	2.50	8-1-2029	1,628,445	1,653,453
FNMA ±	2.56	5-1-2043	1,797,336	1,804,849
FNMA ±	2.74	8-1-2044	8,740,941	8,994,764
FNMA ±	2.76	8-1-2044	3,883,260	4,024,026
FNMA ±	2.81	7-1-2044	3,147,450	3,246,402
FNMA ±	2.85	12-1-2043	3,504,780	3,606,024
FNMA ±	2.87	7-1-2044	7,297,334	7,536,701
FNMA ±	2.98	1-1-2044	1,122,216	1,148,923
FNMA	3.00	12-1-2037	450,843	448,484
FNMA	3.00	2-1-2038	287,433	285,928
FNMA	3.00	2-1-2038	249,367	248,062
FNMA	3.00	4-1-2038	302,341	300,758
FNMA %%	3.00	9-25-2042	9,400,000	9,353,918
FNMA	3.00	10-25-2042	27,700,000	27,483,054
FNMA ±	3.08	1-1-2044	2,030,607	2,110,942
FNMA ±	3.15	7-1-2044	449,234	464,815
FNMA ±	3.19	7-1-2044	2,487,794	2,578,191
FNMA ±	3.24	4-1-2044	15,943,733	16,559,066
FNMA	3.50	7-1-2032	5,484,211	5,706,435
FNMA	3.50	8-1-2032	844,802	879,035
FNMA	3.50	3-1-2033	980,395	1,020,133
FNMA	3.50	5-1-2033	639,678	665,607
FNMA	3.50	7-1-2033	1,306,972	1,359,950
FNMA %%	3.50	5-25-2042	5,500,000	5,660,961
FNMA	3.50	8-1-2042	3,689,336	3,792,200
FNMA	3.50	9-1-2042	27,524,452	28,291,883
FNMA	3.50	10-1-2042	59,000,000	60,542,295
FNMA	4.00	3-1-2025	521,381	558,474
FNMA	4.00	5-1-2025	598,108	636,868
FNMA	4.00	6-1-2025	3,317,618	3,552,546
FNMA	4.00	6-1-2026	1,736,276	1,860,420
FNMA	4.00	11-1-2028	792,740	848,824
FNMA	4.00	12-1-2028	1,227,417	1,314,419
FNMA	4.00	12-1-2028	1,806,783	1,935,871
FNMA	4.00	12-1-2028	823,809	882,535
FNMA	4.00	1-1-2029	4,251,068	4,555,112
FNMA	4.00	1-1-2029	728,120	780,128
FNMA	4.00	1-1-2029	234,011	250,740
FNMA	4.00	1-1-2029	1,199,050	1,284,911
FNMA	4.00	1-1-2029	970,317	1,039,706
FNMA	4.00	2-1-2029	2,848,596	3,052,289
FNMA	4.00	2-1-2029	3,070,137	3,290,074
FNMA	4.00	2-1-2029	1,501,751	1,608,339
FNMA	4.00	2-1-2029	2,286,415	2,449,998
FNMA	4.00	2-1-2029	1,198,628	1,283,639
FNMA	4.00	2-1-2029	443,617	472,451
FNMA	4.00	3-1-2029	553,788	593,404
FNMA	4.00	3-1-2029	3,031,783	3,248,659
FNMA	4.00	3-1-2029	1,477,160	1,581,905
FNMA	4.00	3-1-2029	652,666	699,349

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	3-1-2029	$829,013	$888,291
FNMA	4.00	3-1-2029	1,064,593	1,140,623
FNMA	4.00	3-1-2029	1,919,400	2,057,044
FNMA	4.00	7-1-2029	2,802,765	2,967,431
FNMA	4.00	10-1-2031	2,054,419	2,207,402
FNMA	4.00	11-1-2031	4,549,327	4,888,102
FNMA	4.00	2-1-2032	5,485,947	5,864,516
FNMA	4.00	10-1-2032	681,068	726,506
FNMA	4.00	9-1-2033	1,233,770	1,323,370
FNMA	4.00	9-1-2033	1,370,261	1,466,606
FNMA	4.00	10-1-2033	681,872	727,301
FNMA	4.00	11-1-2033	831,884	894,082
FNMA	4.00	11-1-2033	886,283	945,320
FNMA	4.00	11-1-2033	452,414	482,555
FNMA	4.00	11-1-2033	3,273,523	3,498,918
FNMA	4.00	2-1-2034	1,220,353	1,309,034
FNMA	4.00	2-1-2034	2,297,262	2,464,223
FNMA	4.00	4-1-2034	5,446,052	5,841,863
FNMA	4.00	5-1-2034	1,016,958	1,090,875
FNMA	4.00	6-1-2034	1,580,512	1,695,384
FNMA	4.00	6-1-2034	1,273,620	1,367,956
FNMA	4.00	6-1-2034	1,856,331	1,993,838
FNMA	4.00	6-1-2034	1,853,150	1,987,850
FNMA	4.00	6-1-2034	398,490	428,007
FNMA	4.00	7-1-2034	1,215,167	1,305,178
FNMA	4.00	7-1-2034	1,417,418	1,520,442
FNMA	4.00	7-1-2034	2,180,564	2,329,973
FNMA	4.00	7-1-2034	1,417,429	1,520,449
FNMA	4.00	7-1-2034	1,327,906	1,426,262
FNMA	4.00	8-1-2034	1,688,407	1,813,472
FNMA	4.00	8-1-2034	2,325,023	2,494,016
FNMA	4.00	8-1-2034	365,460	392,531
FNMA	4.00	8-1-2034	343,671	368,652
FNMA	4.00	8-1-2034	1,759,059	1,886,913
FNMA	4.00	8-1-2034	1,264,196	1,356,082
FNMA	4.00	8-1-2034	961,536	1,032,755
FNMA	4.00	10-1-2041	26,200,000	27,666,069
FNMA	4.50	5-1-2034	3,117,389	3,443,297
FNMA	4.50	5-1-2034	1,158,118	1,276,340
FNMA	4.50	10-1-2041	6,900,000	7,430,977
FNMA	4.50	1-1-2044	11,247,925	12,155,862
FNMA	5.00	3-1-2041	455,790	502,430
FNMA	5.00	7-1-2041	11,057,705	12,428,922
FNMA	5.00	8-1-2041	1,808,220	2,032,468
FNMA	5.37	4-1-2017	2,460,000	2,632,502
FNMA	5.40	5-1-2017	3,131,432	3,361,763
FNMA	5.50	9-1-2034	1,302,965	1,429,800
FNMA	5.50	4-1-2036	802,262	890,862
FNMA	5.50	7-1-2039	1,598,009	1,812,254
FNMA	5.50	4-1-2040	4,712,959	5,346,107
FNMA	5.50	4-25-2042	359,597	402,123
FNMA	6.00	5-1-2017	30,673	31,981
FNMA	6.00	11-1-2017	7,846	8,191
FNMA	6.00	4-1-2022	22,865	25,753
FNMA	6.00	2-1-2029	21,704	24,718
FNMA	6.00	3-1-2033	107,652	122,444
FNMA	6.00	11-1-2033	39,531	44,983
FNMA	6.00	8-1-2034	1,716,633	1,948,601
FNMA	6.00	8-1-2034	932,056	1,057,848
FNMA	6.00	11-1-2034	1,289,165	1,463,277
FNMA	6.00	4-1-2035	362,365	411,585
FNMA	6.00	12-1-2035	2,588,284	2,937,058
FNMA	6.00	7-1-2037	5,025,049	5,705,045

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	7-1-2037	$1,372,302	$1,558,102
FNMA	6.06	9-1-2016	1,322,084	1,380,966
FNMA	6.50	6-1-2017	33,044	34,410
FNMA	6.50	7-1-2017	61,217	63,904
FNMA	6.50	10-1-2036	2,280,700	2,585,532
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	718,281	792,408
FNMA Series 1999-54 Class LH	6.50	11-25-2029	26,605	29,461
FNMA Series 2002-14 Class A2	7.00	1-25-2042	522,300	600,180
FNMA Series 2002-33 Class A2	7.50	6-25-2032	963,430	1,131,984
FNMA Series 2002-95 Class DB	6.00	1-25-2033	3,725,614	4,207,105
FNMA Series 2003-W17 Class 1A7	5.75	8-25-2033	2,114,000	2,298,153
FNMA Series 2005-31 Class PB	5.50	4-25-2035	75,000	85,626
FNMA Series 2005-5 Class PA	5.00	1-25-2035	1,741,481	1,882,821
FNMA Series 2006-56 Class CA	6.00	7-25-2036	771,947	851,484
FNMA Series 2009-20 Class DT	4.50	4-25-2039	894,661	958,273
FNMA Series 2012-130 Class DC	3.00	12-25-2042	19,494,136	19,161,780
FNMA Series 2012-134 Class LC	3.00	12-25-2042	3,393,175	3,350,384
FNMA Series 2013-121 Class LB	3.00	12-25-2043	11,439,981	11,785,377
GNMA	3.50	10-20-2042	17,000,000	17,671,373
GNMA	4.00	10-20-2042	66,400,000	70,726,372
GNMA %%	4.50	12-20-2040	37,800,000	41,083,866
GNMA	7.00	11-15-2029	66,148	77,805
GNMA	7.75	9-20-2020	42,756	43,927
GNMA	7.75	3-20-2021	75,746	82,258
GNMA	7.75	7-20-2021	30,099	30,273
GNMA	8.05	7-15-2019	35,547	38,519
GNMA	8.05	7-15-2019	361	361
GNMA	8.05	8-15-2019	14,661	14,728
GNMA	8.05	9-15-2019	12,062	12,117
GNMA	8.05	10-15-2019	10,773	10,822
GNMA	8.05	10-15-2019	1,601	1,606
GNMA	8.05	11-15-2019	425	426
GNMA	8.05	11-15-2019	10,437	10,485
GNMA	8.05	2-15-2020	11,172	11,333
GNMA	8.05	10-15-2020	10,683	10,732
Total Agency Securities (Cost $852,933,033)				858,779,695

Asset-Backed Securities : 13.29%
Ally Auto Receivables Trust Series 2010-5 Class A4	1.75	3-15-2016	2,586,425	2,592,004
Ally Auto Receivables Trust Series 2011-1 Class A4	2.23	3-15-2016	3,011,057	3,018,913
Ally Auto Receivables Trust Series 2011-5 Class A4	1.32	7-15-2016	1,914,000	1,920,297
Ally Auto Receivables Trust Series 2012-1 Class A3	0.93	2-16-2016	348,319	348,688
Ally Auto Receivables Trust Series 2012-2 Class A3	0.74	4-15-2016	2,643,965	2,646,484
Ally Auto Receivables Trust Series 2013-1 Class A4	0.84	2-15-2018	2,528,000	2,526,511
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	17,815,000	17,826,063
Ally Auto Receivables Trust Series 2014-4 Class A2	1.43	6-17-2019	5,810,000	5,805,282
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	3,698,000	3,688,733
American Express Issuance Trust II Series 2013-2 Class A ±	0.58	5-17-2021	3,215,000	3,227,461
American Express Issuance Trust II Series 2013-2 Class A ±	0.59	8-15-2019	6,999,000	7,016,078
AmeriCredit Automobile Receivables Trust Series 2013-2 Class A2	0.53	11-8-2016	548,341	548,474
Avis Budget Rental Car Aesop Series 2013-1A Class A 144A	1.92	9-20-2019	6,018,000	5,993,079
Bank of America Credit Card Trust Series 2014-A2 Class A ±	0.43	9-16-2019	9,019,000	9,028,587
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	9,484,000	9,498,653
Capital Auto Receivables Asset Trust Series 2013-2 Class A2	0.92	9-20-2016	5,137,000	5,147,896
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	2,734,000	2,760,665
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	1,535,000	1,553,600
Capital Auto Receivables Asset Trust Series 2013-4 Class A3	1.09	3-20-2018	4,062,000	4,069,624
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	5,521,000	5,542,245
Capital Auto Receivables Asset Trust Series 2013-A1 Class A1	0.63	11-15-2018	2,170,000	2,167,652
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	3,649,000	3,667,420
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	3,175,000	3,195,085
Capital Auto Receivables Asset Trust Series 2014-2 Class A1 ±	0.46	6-20-2016	6,014,000	6,015,431
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	5,539,000	5,541,830
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.57	12-16-2019	1,643,000	1,638,702

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62%	10-22-2018	$1,583,000	$1,589,710
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.49	11-20-2018	6,066,000	6,064,980
Capital Auto Receivables Asset Trust Series 2014-3 Class A4%%	1.84	4-22-2019	787,000	787,000
Chase Issuance Trust Series 2012-A2 Class A2 ±	0.43	5-15-2019	8,888,000	8,910,620
Chase Issuance Trust Series 2012-A8 Class A8	0.54	10-16-2017	2,540,000	2,541,044
Chase Issuance Trust Series 2013-A7 Class A ±	0.59	9-15-2020	6,045,000	6,068,739
Chase Issuance Trust Series 2013-A9 Class A ±	0.58	11-16-2020	9,807,000	9,827,722
Chase Issuance Trust Series 2014-A5 Class A5 ±	0.53	4-15-2021	1,995,000	1,998,082
Chase Issuance Trust Series 2014-A6 Class A6	1.26	7-15-2019	1,952,000	1,950,351
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1	0.55	10-10-2017	1,740,000	1,740,395
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.59	9-10-2020	13,847,000	13,897,472
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	14,702,000	14,742,916
Discover Card Execution Note Trust Series 2013-A5 Class A5	1.04	4-15-2019	918,000	918,597
Discover Card Execution Note Trust Series 2014-A1 Class A1 ±	0.59	7-15-2021	4,820,000	4,822,241
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	4,403,000	4,397,369
Honda Auto Receivables Owner Trust Series 2013-2 Class A3	0.53	2-16-2017	3,610,000	3,612,664
Hyundai Auto Receivables Trust Series 2011-C Class A4	1.30	2-15-2018	2,710,000	2,727,680
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-2016	650,685	653,534
Navient Student Loan Trust Series 2014-1 Class A2 ±	0.47	3-27-2023	3,099,000	3,099,784
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.41	10-27-2036	3,841,618	3,802,465
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.34	10-25-2033	2,823,000	2,804,371
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.32	11-23-2022	1,915,218	1,911,662
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.31	10-26-2026	7,247,930	7,232,706
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.24	11-27-2018	832,124	831,557
Nelnet Student Loan Trust Series 2007-2A Class A3L 144A±	0.58	3-25-2026	7,522,000	7,472,167
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	0.96	4-25-2046	2,292,363	2,316,194
Nelnet Student Loan Trust Series 2014-3A Class A 144A±	0.74	6-25-2041	8,440,681	8,432,941
Nissan Auto Receivables Owner Series 2014-A Class A2	0.42	11-15-2016	1,852,000	1,851,783
Santander Drive Auto Receivables Trust Series 2012-5 Class A3	0.83	12-15-2016	950,635	951,224
Santander Drive Auto Receivables Trust Series 2012-6 Class A3	0.62	7-15-2016	343,788	343,817
Santander Drive Auto Receivables Trust Series 2013-3 Class A2	0.55	9-15-2016	2,204,534	2,205,016
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.33	4-25-2025	703,629	701,238
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.43	7-27-2026	2,955,150	3,001,605
SLM Student Loan Trust Series 2005-9 Class A ±	0.35	1-27-2025	5,350,973	5,340,127
SLM Student Loan Trust Series 2006-3 Class A5 ±	0.33	1-25-2021	5,702,000	5,630,343
SLM Student Loan Trust Series 2006-5 Class A5 ±	0.34	1-25-2027	15,349,000	15,187,529
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.63	5-15-2028	2,000,948	2,000,848
SLM Student Loan Trust Series 2007-2 Class B ±	0.40	7-25-2025	2,080,000	1,876,293
SLM Student Loan Trust Series 2008-5 Class A3 ±	1.53	1-25-2018	1,695,763	1,707,540
SLM Student Loan Trust Series 2010-1 Class A ±	0.56	3-25-2025	1,808,680	1,808,606
SLM Student Loan Trust Series 2012-3 Class A ±	0.81	12-26-2025	10,259,983	10,336,461
SLM Student Loan Trust Series 2012-6 Class B ±	1.16	4-27-2043	3,834,000	3,605,885
SLM Student Loan Trust Series 2012-A Class A1 144A±	1.56	8-15-2025	5,327,037	5,393,955
SLM Student Loan Trust Series 2012-C Class A1 144A±	1.26	8-15-2023	3,128,031	3,150,033
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	6,260,000	6,474,943
SLM Student Loan Trust Series 2012-E Class A1 144A±	0.91	10-16-2023	5,464,699	5,486,307
SLM Student Loan Trust Series 2012-E Class A2 144A±	1.91	6-15-2045	7,133,000	7,367,326
SLM Student Loan Trust Series 2013-1 Class B ±	1.96	11-25-2043	1,064,000	1,065,395
SLM Student Loan Trust Series 2013-2 Class B ±	1.66	6-25-2043	1,407,000	1,373,703
SLM Student Loan Trust Series 2013-3 Class A2 ±	0.46	5-26-2020	3,507,000	3,508,213
SLM Student Loan Trust Series 2013-3 Class B ±	1.66	9-25-2043	1,836,000	1,792,138
SLM Student Loan Trust Series 2013-5 Class A2 ±	0.56	10-26-2020	2,590,000	2,596,693
SLM Student Loan Trust Series 2013-6 Class A2 ±	0.66	2-25-2021	1,429,000	1,434,627
SLM Student Loan Trust Series 2013-6 Class A3 ±	0.81	6-26-2028	5,703,000	5,736,226
SLM Student Loan Trust Series 2013-A Class A1 144A±	0.76	8-15-2022	4,073,264	4,080,518
SLM Student Loan Trust Series 2013-B Class A1 144A±	0.81	7-15-2022	2,085,903	2,091,091
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	7,698,000	7,583,854
SLM Student Loan Trust Series 2013-C Class A1 144A±	1.01	2-15-2022	4,654,482	4,677,266
SLM Student Loan Trust Series 2013-C Class A2A 144A	2.94	10-15-2031	1,451,000	1,489,797
SLM Student Loan Trust Series 2014-1 Class A2 ±	0.54	7-26-2021	2,759,000	2,766,129
SLM Student Loan Trust Series 2014-2 Class A3 ±	0.75	3-26-2029	4,859,000	4,884,962
SLM Student Loan Trust Series 2014-A Class A1 144A±	0.76	7-15-2022	1,779,650	1,783,478
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	2,545,000	2,568,959

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Trade Maps Limited Series 2013-1A Class A 144A±	0.86%	12-10-2018	$6,989,000	$7,006,493
Total Asset-Backed Securities (Cost $381,626,336)				383,000,841

Corporate Bonds and Notes : 17.69%
Consumer Discretionary : 1.45%
Auto Components : 0.09%
Johnson Controls Incorporated	4.63	7-2-2044	1,650,000	1,685,463
Johnson Controls Incorporated	4.95	7-2-2064	895,000	925,055
				2,610,518

Automobiles : 0.70%
Daimler Finance North America LLC 144A	1.88	9-15-2014	3,751,000	3,752,834
Daimler Finance North America LLC 144A	1.88	1-11-2018	2,804,000	2,825,092
Daimler Finance North America LLC 144A	2.38	8-1-2018	4,040,000	4,126,763
General Motors Company	3.50	10-2-2018	3,735,000	3,814,369
General Motors Company	4.88	10-2-2023	2,440,000	2,610,800
Volkswagen Group America 144A	2.13	5-23-2019	2,895,000	2,891,309
				20,021,167

Hotels, Restaurants & Leisure : 0.08%
Yum! Brands Incorporated	5.35	11-1-2043	1,975,000	2,218,995

Media : 0.52%
Comcast Corporation	4.20	8-15-2034	3,430,000	3,527,463
DIRECTV Holdings LLC	3.80	3-15-2022	2,965,000	3,090,639
DIRECTV Holdings LLC	4.45	4-1-2024	3,705,000	3,975,724
Thompson Reuters Corporation	5.65	11-23-2043	680,000	777,063
Viacom Incorporated	5.25	4-1-2044	3,390,000	3,648,891
				15,019,780

Specialty Retail : 0.06%
Bed Bath & Beyond Incorporated	5.17	8-1-2044	1,790,000	1,862,810

Consumer Staples : 0.96%
Beverages : 0.33%
Anheuser-Busch InBev Finance Company	2.15	2-1-2019	4,660,000	4,718,245
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	2,315,000	2,267,429
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	2,070,000	2,554,378
				9,540,052

Food Products : 0.55%
Tyson Foods Incorporated	3.95	8-15-2024	1,595,000	1,629,457
Tyson Foods Incorporated	4.50	6-15-2022	3,120,000	3,371,472
Tyson Foods Incorporated	4.88	8-15-2034	600,000	633,584
WM Wrigley Jr Company 144A	2.00	10-20-2017	1,185,000	1,200,635
WM Wrigley Jr Company 144A	2.40	10-21-2018	1,700,000	1,728,081
WM Wrigley Jr Company 144A	2.90	10-21-2019	3,433,000	3,520,167
WM Wrigley Jr Company 144A	3.38	10-21-2020	3,525,000	3,637,722
				15,721,118

Tobacco : 0.08%
Altria Group Incorporated	5.38	1-31-2044	2,100,000	2,334,681

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 1.68%
Energy Equipment & Services : 0.06%
Diamond Offshore Drilling Incorporated «	4.88%	11-1-2043	$1,635,000	$1,674,008

Oil, Gas & Consumable Fuels : 1.62%
Access Midstream Partners LP	4.88	5-15-2023	4,195,000	4,415,238
Cimarex Energy Company	4.38	6-1-2024	3,253,000	3,387,186
Continental Resources Company	4.50	4-15-2023	3,769,000	4,070,599
DCP Midstream Operating Company	2.70	4-1-2019	2,965,000	3,005,443
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	3,315,000	3,436,336
El Paso Pipeline Partners Operating LLC	4.30	5-1-2024	3,210,000	3,284,084
Energy Transfer Partners LP	5.95	10-1-2043	1,295,000	1,460,254
EQT Midstream Partners LP	4.00	8-1-2024	2,565,000	2,580,747
Kerr-McGee Corporation	6.95	7-1-2024	3,090,000	3,953,955
Kinder Morgan Energy Partners LP	4.15	2-1-2024	2,285,000	2,322,821
Kinder Morgan Energy Partners LP	5.00	8-15-2042	785,000	774,290
Kinder Morgan Energy Partners LP	5.00	3-1-2043	1,265,000	1,242,023
Newfield Exploration Company	5.63	7-1-2024	2,655,000	2,923,686
Rowan Companies Incorporated	5.40	12-1-2042	1,641,000	1,627,900
Southeast Supply Header LLC 144A	4.25	6-15-2024	3,125,000	3,225,672
TC Pipelines LP	4.65	6-15-2021	928,000	990,200
Western Gas Partners LP	5.38	6-1-2021	925,000	1,051,369
Williams Companies Incorporated	4.55	6-24-2024	865,000	871,209
Williams Companies Incorporated	5.75	6-24-2044	2,040,000	2,062,605
				46,685,617

Financials : 7.26%
Banks : 1.91%
Bank of America Corporation	1.50	10-9-2015	10,957,000	11,058,002
Bank of America Corporation	4.13	1-22-2024	1,540,000	1,603,463
Bank of America Corporation	4.20	8-26-2024	3,695,000	3,751,297
Bank of America Corporation	6.00	9-1-2017	3,765,000	4,225,403
Citigroup Incorporated	1.55	8-14-2017	5,370,000	5,363,959
Citigroup Incorporated	1.70	7-25-2016	3,765,000	3,808,911
Citigroup Incorporated	2.50	7-29-2019	5,805,000	5,828,092
Citigroup Incorporated	2.65	3-2-2015	2,228,000	2,251,269
Citigroup Incorporated	4.00	8-5-2024	800,000	802,382
Credit Suisse New York	1.38	5-26-2017	5,495,000	5,494,363
HSBC USA Incorporated	2.38	2-13-2015	4,161,000	4,198,948
Inter-American Development Bank	3.88	10-28-2041	3,038,000	3,169,667
Inter-American Development Bank	4.38	1-24-2044	1,090,000	1,243,990
JPMorgan Chase & Company	4.85	2-1-2044	2,035,000	2,220,059
				55,019,805

Capital Markets : 1.22%
Goldman Sachs Group Incorporated	3.85	7-8-2024	4,045,000	4,122,098
Goldman Sachs Group Incorporated	6.25	2-1-2041	1,330,000	1,667,772
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,371,000	1,692,509
Lazard Group LLC	4.25	11-14-2020	3,240,000	3,415,041
Lazard Group LLC	6.85	6-15-2017	6,583,000	7,464,497
Morgan Stanley	2.38	7-23-2019	9,665,000	9,644,249
Morgan Stanley	3.88	4-29-2024	3,580,000	3,667,459
Morgan Stanley	5.38	10-15-2015	3,350,000	3,521,309
				35,194,934

Consumer Finance : 1.50%
American Express Credit Corporation	1.75	6-12-2015	6,961,000	7,033,436
American Express Credit Corporation	2.25	8-15-2019	9,635,000	9,660,456

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Murray Street Investment Trust I	4.65%	3-9-2017	$5,873,000	$6,316,828
Synchrony Financial	3.00	8-15-2019	4,015,000	4,072,627
Synchrony Financial	4.25	8-15-2024	2,965,000	3,035,368
Toyota Motor Credit Corporation	1.13	5-16-2017	6,470,000	6,464,973
Toyota Motor Credit Corporation	2.10	1-17-2019	2,470,000	2,490,261
Toyota Motor Credit Corporation	2.75	5-17-2021	4,015,000	4,063,007
				43,136,956

Diversified Financial Services : 0.37%
Credit Suisse New York	2.30	5-28-2019	6,105,000	6,117,650
General Electric Capital Corporation	5.88	1-14-2038	3,580,000	4,450,549
				10,568,199

Insurance : 1.01%
ACE INA Holdings Incorporated	3.35	5-15-2024	4,570,000	4,629,287
American International Group Incorporated	4.50	7-16-2044	740,000	763,225
American International Group Incorporated	6.40	12-15-2020	2,015,000	2,428,468
American International Group Incorporated ±	8.18	5-15-2068	835,000	1,150,213
Assurant Incorporated	2.50	3-15-2018	3,305,000	3,337,006
Berkshire Hathaway Incorporated	2.10	8-14-2019	2,875,000	2,882,622
Liberty Mutual Group Incorporated 144A	4.85	8-1-2044	2,935,000	2,971,338
Liberty Mutual Group Incorporated 144A	6.50	5-1-2042	1,911,000	2,374,016
Markel Corporation	3.63	3-30-2023	1,390,000	1,399,352
Markel Corporation	4.90	7-1-2022	1,970,000	2,172,427
Metlife Incorporated	3.60	4-10-2024	1,295,000	1,333,917
W.R. Berkley Corporation	4.63	3-15-2022	1,719,000	1,859,881
W.R. Berkley Corporation	4.75	8-1-2044	1,835,000	1,846,115
				29,147,867

REITs : 1.25%
American Tower Corporation	3.45	9-15-2021	3,220,000	3,225,426
American Tower Corporation	3.50	1-31-2023	1,972,000	1,941,850
American Tower Corporation	4.50	1-15-2018	2,073,000	2,237,003
American Tower Corporation	5.05	9-1-2020	2,188,000	2,410,458
Boston Properties LP	3.13	9-1-2023	1,690,000	1,652,572
Corporate Office Properties LP	3.70	6-15-2021	1,605,000	1,608,501
DDR Corporation	3.38	5-15-2023	3,910,000	3,803,851
DDR Corporation	4.63	7-15-2022	3,950,000	4,234,191
Federal Realty Investment Trust	3.00	8-1-2022	3,155,000	3,147,658
Federal Realty Investment Trust	3.95	1-15-2024	1,780,000	1,864,897
Healthcare Trust of America Holdings LP	3.38	7-15-2021	2,155,000	2,166,919
Mid America Apartments LP	4.30	10-15-2023	2,530,000	2,670,683
Mid America Apartments LP	3.75	6-15-2024	3,425,000	3,440,495
Tanger Properties LP	3.88	12-1-2023	1,700,000	1,743,105
				36,147,609

Health Care : 1.20%
Biotechnology : 0.60%
Amgen Incorporated	1.25	5-22-2017	6,425,000	6,423,400
Amgen Incorporated	3.63	5-22-2024	2,410,000	2,450,997
Amgen Incorporated	5.38	5-15-2043	1,605,000	1,847,212
Celgene Corporation	2.25	5-15-2019	3,210,000	3,212,340
Celgene Corporation	4.63	5-15-2044	1,635,000	1,686,342
Celgene Corporation	5.25	8-15-2043	1,420,000	1,595,876
				17,216,167

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies : 0.05%
St. Jude Medical Incorporated	3.25%	4-15-2023	$1,480,000	$1,486,143

Health Care Providers & Services : 0.32%
McKesson Corporation	3.80	3-15-2024	1,915,000	1,971,410
WellPoint Incorporated	3.50	8-15-2024	2,130,000	2,131,189
WellPoint Incorporated	3.13	5-15-2022	3,963,000	3,968,794
WellPoint Incorporated	5.10	1-15-2044	1,175,000	1,286,780
				9,358,173

Life Sciences Tools & Services : 0.19%
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	3,840,000	3,843,245
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	1,545,000	1,607,877
				5,451,122

Pharmaceuticals : 0.04%
Mylan Incorporated	5.40	11-29-2043	1,005,000	1,106,448

Industrials : 0.66%
Aerospace & Defense : 0.27%
Northrop Grumman Corporation	3.25	8-1-2023	4,230,000	4,238,676
Northrop Grumman Corporation	4.75	6-1-2043	3,210,000	3,440,269
				7,678,945

Road & Rail : 0.39%
Burlington Northern Santa Fe LLC	4.55	9-1-2044	1,595,000	1,652,567
ERAC USA Finance LLC 144A	3.85	11-15-2024	1,265,000	1,293,037
ERAC USA Finance LLC 144A	5.63	3-15-2042	3,653,000	4,283,815
Penske Truck Leasing Company LP 144A	2.50	6-15-2019	4,135,000	4,154,472
				11,383,891

Information Technology : 1.24%
Electronic Equipment, Instruments & Components : 0.08%
L-3 Communications Corporation	3.95	5-28-2024	2,225,000	2,227,913

Internet Software & Services : 0.07%
Google Incorporated	3.38	2-25-2024	1,855,000	1,922,375

IT Services : 0.15%
Mastercard Incorporated	3.38	4-1-2024	4,350,000	4,450,890

Semiconductors & Semiconductor Equipment : 0.03%
Broadcom Corporation	4.50	8-1-2034	700,000	728,428

Software : 0.43%
Oracle Corporation	2.25	10-8-2019	3,260,000	3,273,581
Oracle Corporation	3.40	7-8-2024	2,900,000	2,954,056
Oracle Corporation	4.30	7-8-2034	4,200,000	4,390,457
Oracle Corporation	4.50	7-8-2044	1,700,000	1,799,783
				12,417,877

Technology Hardware, Storage & Peripherals : 0.48%
Apple Incorporated	2.85	5-6-2021	6,950,000	7,076,212
Apple Incorporated	3.45	5-6-2024	4,320,000	4,442,450

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals (continued)
Apple Incorporated	4.45%	5-6-2044	$2,315,000	$2,444,258
				13,962,920

Materials : 0.26%
Chemicals : 0.09%
Mosaic Company	5.45	11-15-2033	955,000	1,089,354
Mosaic Company	5.63	11-15-2043	1,205,000	1,392,592
				2,481,946

Metals & Mining : 0.09%
Nucor Corporation	4.00	8-1-2023	1,545,000	1,617,215
Vale Overseas Limited	8.25	1-17-2034	790,000	1,041,449
				2,658,664

Paper & Forest Products : 0.08%
International Paper Company	4.80	6-15-2044	2,345,000	2,432,630

Telecommunication Services : 1.34%
Diversified Telecommunication Services : 1.34%
AT&T Incorporated	3.90	3-11-2024	3,395,000	3,557,943
AT&T Incorporated	4.30	12-15-2042	1,515,000	1,475,733
AT&T Incorporated	4.80	6-15-2044	2,315,000	2,423,523
Verizon Communications Incorporated	1.35	6-9-2017	8,525,000	8,526,304
Verizon Communications Incorporated	3.45	3-15-2021	3,055,000	3,168,686
Verizon Communications Incorporated 144A	4.86	8-21-2046	3,289,000	3,451,121
Verizon Communications Incorporated	5.05	3-15-2034	2,935,000	3,206,766
Verizon Communications Incorporated	5.15	9-15-2023	7,715,000	8,735,980
Verizon Communications Incorporated	6.40	9-15-2033	3,166,000	3,999,256
				38,545,312

Utilities : 1.64%
Electric Utilities : 1.03%
Alabama Power Company	4.15	8-15-2044	1,095,000	1,115,463
American Electric Power Company	1.65	12-15-2017	4,120,000	4,135,182
CenterPoint Energy Houston	4.50	4-1-2044	1,575,000	1,707,391
Connecticut Light & Power Company	4.30	4-15-2044	1,390,000	1,464,404
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	525,000	550,571
Duke Energy Ohio Incorporated	3.75	4-15-2024	3,090,000	3,215,800
Duke Energy Ohio Incorporated	3.80	9-1-2023	1,635,000	1,742,317
Oglethorpe Power Corporation	4.55	6-1-2044	1,730,000	1,783,864
PacifiCorp	3.60	4-1-2024	3,610,000	3,760,580
Potomac Electric Power	3.60	3-15-2024	1,650,000	1,715,804
PPL Capital Funding Incorporated	3.95	3-15-2024	1,730,000	1,802,150
Public Service Electric & Gas Company	4.00	6-1-2044	5,405,000	5,426,447
Southwestern Electric Power Company	3.55	2-15-2022	1,311,000	1,359,401
				29,779,374

Gas Utilities : 0.09%
ONEOK Partners LP	2.00	10-1-2017	2,530,000	2,561,443

Multi-Utilities : 0.52%
Berkshire Hathaway Energy	5.15	11-15-2043	1,140,000	1,328,595
Consumers Energy Company	4.35	8-31-2064	1,195,000	1,219,177
Dominion Resources Incorporated	8.88	1-15-2019	3,460,000	4,413,631
Pacific Gas & Electric Corporation	3.25	6-15-2023	1,543,000	1,551,985

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities (continued)
Pacific Gas & Electric Corporation	4.75%	2-15-2044	$1,110,000	$1,198,430
Puget Energy Incorporated	6.00	9-1-2021	4,560,000	5,359,491
				15,071,309

Total Corporate Bonds and Notes (Cost $492,394,330)				509,826,086

Municipal Obligations : 1.08%
California : 0.28%
California Build America Bonds (GO)	7.60	11-1-2040	2,500,000	3,825,550
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	2,915,000	4,278,812
				8,104,362

Illinois : 0.12%
Illinois Finance Authority (GO)	5.37	3-1-2017	1,705,000	1,854,784
Illinois Finance Authority (GO)	5.88	3-1-2019	1,420,000	1,586,594
				3,441,378

Nevada : 0.15%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	2,975,000	4,226,166

New Jersey : 0.18%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	3,682,000	5,292,838

New York : 0.14%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	3,930,000	4,131,845

Ohio : 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,124,000	1,215,370

Texas : 0.17%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	3,355,000	4,807,514

Total Municipal Obligations (Cost $24,034,839)				31,219,473

Non-Agency Mortgage Backed Securities : 5.67%
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 144A±	4.96	4-15-2044	5,002,000	5,612,504
Citigroup Commercial Mortgage Trust Series 2014-GC19 Class AAB	3.55	3-10-2047	2,145,000	2,229,860
Commercial Mortgage Pass-Through Certificate Series 2012-LC4 Class A3	3.07	12-10-2044	1,995,000	2,057,202
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class ASB	3.83	7-10-2045	3,185,000	3,378,361
Commercial Mortgage Pass-Through Certificate Series 2014-C19 Class A5	3.80	8-10-2047	4,020,000	4,161,886
Commercial Mortgage Pass-Through Certificate Series 2014-C4 Class A5	3.69	8-10-2047	8,443,000	8,673,317
Commercial Mortgage Pass-Through Certificate Series 2014-CR18 Class ASB	3.45	7-15-2047	1,823,000	1,886,256
Commercial Mortgage Pass-Through Certificate Series 2014-LC15 Class ASB	3.53	4-10-2047	3,214,000	3,339,896
Commercial Mortgage Pass-Through Certificate Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	3,091,000	3,352,662

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Commercial Mortgage Pass-Through Certificate Trust Series 2013-CR12 Class ASB	3.62%	10-10-2046	$3,753,000	$3,926,659
Commercial Mortgage Trust Series 2013-CR7 Class A4	3.21	3-10-2046	780,000	788,455
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-C5 Class A4	4.83	11-15-2037	525,102	525,944
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	2,067,541	2,112,264
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	4,726,182	4,893,229
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A3 144A	5.00	11-10-2046	176,000	198,595
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	4,076,000	4,497,043
Ford Credit Floorplan Master Trust Series 2012-2 Class A	1.92	1-15-2019	5,951,000	6,060,641
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-2037	1,964,000	2,022,828
GS Mortgage Securities Trust Series 2005-GG4 Class A4	4.75	7-10-2039	1,687,275	1,705,791
GS Mortgage Securities Trust Series 2013-GC16 Class A3	4.24	11-10-2046	1,469,000	1,588,986
GS Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	5,273,000	5,567,682
GS Mortgage Securities Trust Series 2014-GC18 Class A4	4.07	1-10-2047	5,230,000	5,563,805
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	1,873,000	1,957,770
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.66	4-10-2047	4,305,000	4,499,496
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	10,919,558	12,437,350
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	336,465	338,109
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006 Class A4 ±	5.48	12-12-2044	1,636,597	1,708,530
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,610,079	1,675,936
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-C8 Class ASB	2.38	10-15-2045	2,965,000	2,946,525
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class ASB	3.46	7-15-2047	3,300,000	3,412,464
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C21 Class ASB	3.43	8-15-2047	1,636,000	1,687,195
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	8,538,000	9,180,672
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C22 Class A4	3.80	9-15-2047	2,824,000	2,931,109
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C8 Class A6 ±	4.80	12-15-2029	22,611	22,630
Merrill Lynch CFC Commercial Mortgage Trust Series 2007-5 Class A4	5.38	8-12-2048	5,070,239	5,429,156
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-7 Class A4 ±	5.81	6-12-2050	4,120,000	4,503,073
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	1,298,000	1,311,464
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	5,160,701	5,201,610
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A3 ±	4.10	7-15-2046	4,848,000	5,176,806
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	1,899,000	1,986,859
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16 Class ASB	3.48	6-15-2047	54,000	55,964
Morgan Stanley Bank Trust Series 2012-C6 Class A3	2.51	11-15-2045	4,663,000	4,649,253
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	4,518,000	4,691,003
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	4,195,000	4,177,448
Perpetual Savings Bank Series 1990-1 Class 1 ±	4.93	3-1-2020	48,430	48,464
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.68	2-25-2028	52,198	51,440
UBS Barclays Commercial Mortgage Trust Series 2012-C3 Class A3	2.73	8-10-2049	4,330,000	4,348,580
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	1,045,000	1,048,862
UBS Barclays Commercial Mortgage Trust Series 2013-C6 Class ASB	2.79	4-10-2046	3,869,000	3,892,616
Total Non-Agency Mortgage Backed Securities (Cost $161,574,324)				163,514,250

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities : 33.95%
U.S. Treasury Bond	3.13%	11-15-2041	$1,709,000	$1,736,505
U.S. Treasury Bond	3.13	2-15-2043	20,513,000	20,727,751
U.S. Treasury Bond	3.13	8-15-2044	4,210,000	4,248,812
U.S. Treasury Bond	3.38	5-15-2044	16,917,000	17,910,874
U.S. Treasury Bond	3.63	8-15-2043	8,969,000	9,934,567
U.S. Treasury Bond	3.63	2-15-2044	15,814,000	17,521,422
U.S. Treasury Bond	3.75	11-15-2043	6,093,000	6,901,273
U.S. Treasury Note	0.25	2-29-2016	12,262,000	12,252,902
U.S. Treasury Note	0.50	6-30-2016	13,228,000	13,242,987
U.S. Treasury Note «	0.50	7-31-2016	4,817,000	4,819,259
U.S. Treasury Note %%	0.50	8-31-2016	65,051,000	65,065,051
U.S. Treasury Note	0.63	10-15-2016	59,869,000	59,920,427
U.S. Treasury Note	0.63	9-30-2017	58,229,000	57,528,447
U.S. Treasury Note	0.75	3-15-2017	24,956,000	24,954,053
U.S. Treasury Note	0.88	4-15-2017	9,312,000	9,331,639
U.S. Treasury Note ##	0.88	5-15-2017	21,867,000	21,887,511
U.S. Treasury Note ##	0.88	7-15-2017	104,661,000	104,538,337
U.S. Treasury Note	0.88	8-15-2017	68,876,000	68,757,602
U.S. Treasury Note	1.00	8-31-2019	9,430,000	9,132,370
U.S. Treasury Note	1.38	2-28-2019	34,395,000	34,147,769
U.S. Treasury Note	1.50	1-31-2019	9,563,000	9,555,531
U.S. Treasury Note	1.50	5-31-2019	20,847,000	20,754,168
U.S. Treasury Note	1.63	3-31-2019	49,453,000	49,595,969
U.S. Treasury Note	1.63	6-30-2019	26,065,000	26,087,390
U.S. Treasury Note «	1.63	7-31-2019	81,257,000	81,263,338
U.S. Treasury Note	1.63	8-31-2019	20,249,000	20,255,237
U.S. Treasury Note	2.00	8-31-2021	20,251,000	20,215,484
U.S. Treasury Note	2.25	7-31-2021	14,687,000	14,892,383
U.S. Treasury Note	2.38	8-15-2024	25,653,000	25,725,136
U.S. Treasury Note	2.50	5-15-2024	63,126,000	64,033,436
U.S. Treasury Note	2.75	2-15-2024	8,421,000	8,735,474
U.S. Treasury Note	3.13	4-30-2017	68,591,000	72,727,860
Total U.S. Treasury Securities (Cost $968,350,380)				978,400,964

Yankee Corporate Bonds and Notes : 4.87%
Consumer Discretionary : 0.23%
Media : 0.06%
Grupo Televisa SAB	5.00	5-13-2045	1,565,000	1,608,523

Textiles, Apparel & Luxury Goods : 0.17%
LVMH Moet Hennessy Louis 144A	1.63	6-29-2017	5,007,000	5,054,076

Consumer Staples : 0.17%
Beverages : 0.17%
Pernod Ricard SA 144A	5.75	4-7-2021	4,144,000	4,790,539

Energy : 1.28%
Oil, Gas & Consumable Fuels : 1.28%
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	1,693,000	2,021,706
Ecopetrol SA	5.88	5-28-2045	1,475,000	1,590,729
Ecopetrol SA	7.38	9-18-2043	1,435,000	1,833,213
Petrobras Global Finance Company	3.00	1-15-2019	2,190,000	2,157,960
Petrobras Global Finance Company	4.88	3-17-2020	3,105,000	3,222,617
Petroleos Mexicanos Company 144A	6.38	1-23-2045	3,110,000	3,763,100
Petroleos Mexicanos Company ±	2.25	7-18-2018	1,500,000	1,573,500
Petroleos Mexicanos Company	5.50	6-27-2044	2,105,000	2,283,399
Statoil ASA	2.90	11-8-2020	3,025,000	3,110,735
Talisman Energy Incorporated	3.75	2-1-2021	3,220,000	3,332,562

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Total Capital International SA	2.10%	6-19-2019	$4,045,000	$4,048,641
Total Capital International SA	2.75	6-19-2021	1,650,000	1,656,899
TransCanada Pipelines Limited	4.63	3-1-2034	3,830,000	4,150,881
Weatherford International Limited	5.95	4-15-2042	1,915,000	2,207,903
				36,953,845

Financials : 2.07%
Banks : 1.61%
ANZ Banking Group 144A	4.50	3-19-2024	3,475,000	3,605,191
BPCE SA	4.00	4-15-2024	1,375,000	1,422,658
BPCE SA 144A	5.70	10-22-2023	1,535,000	1,699,721
HSBC Holdings plc	4.25	3-14-2024	2,225,000	2,310,146
HSBC Holdings plc	5.25	3-14-2044	2,440,000	2,689,739
ING Bank NV 144A	5.80	9-25-2023	2,850,000	3,235,819
Intesa Sanpaolo SpA	2.38	1-13-2017	4,250,000	4,305,722
Intesa Sanpaolo SpA 144A	5.02	6-26-2024	2,900,000	2,927,533
Norddeutsche Landesbank Pfandbriefe 144A	2.00	2-5-2019	8,700,000	8,723,473
Royal Bank Scotland Group plc	5.13	5-28-2024	2,250,000	2,295,095
Sumitomo Mitsui Banking Corporation	1.35	7-11-2017	5,030,000	5,025,186
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	5,740,000	5,757,484
Sumitomo Mitsui Financial Group Incorporated 144A	4.44	4-2-2024	2,200,000	2,312,160
				46,309,927

Consumer Finance : 0.17%
CNOOC Finance Corporation Limited	1.63	4-30-2017	4,790,000	4,804,983

Diversified Financial Services : 0.29%
BHP Billiton Finance USA Limited	5.00	9-30-2043	1,650,000	1,887,999
Volkswagen International Finance NV 144A	1.13	11-18-2016	6,475,000	6,498,906
				8,386,905

Health Care : 0.26%
Pharmaceuticals : 0.26%
Actavis Funding SCS 144A	3.85	6-15-2024	3,394,000	3,433,761
Actavis Funding SCS 144A	4.85	6-15-2044	1,885,000	1,941,226
Teva Pharmaceutical Finance BV	3.65	11-10-2021	2,030,000	2,114,225
				7,489,212

Information Technology : 0.16%
Internet Software & Services : 0.16%
Tencent Holdings Limited 144A	3.38	5-2-2019	4,380,000	4,473,850

Materials : 0.15%
Chemicals : 0.07%
LYB International Finance BV	4.88	3-15-2044	1,975,000	2,128,570

Metals & Mining : 0.08%
Xstrata Finance Canada 144A	2.05	10-23-2015	2,204,000	2,228,182

Telecommunication Services : 0.32%
Diversified Telecommunication Services : 0.12%
Bharti Airtel International Company 144A	5.35	5-20-2024	1,700,000	1,824,338

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Telefonica Chile SA 144A		3.88%	10-12-2022	$1,640,000	$1,616,597
					3,440,935

Wireless Telecommunication Services : 0.20%
America Movil SAB de CV		3.13	7-16-2022	5,790,000	5,745,643

Utilities : 0.23%
Electric Utilities : 0.23%
Electricite de France 144A		6.00	1-22-2114	2,605,000	3,034,752
State Grid Overseas Investment Company 144A		2.75	5-7-2019	3,700,000	3,725,852
					6,760,604

Total Yankee Corporate Bonds and Notes (Cost $134,839,898)					140,175,794

Yankee Government Bonds : 1.46%
Province of Manitoba				2,410,000	2,454,503
Republic of Paraguay 144A				1,995,000	2,134,650
Republic of Poland				4,433,000	4,646,316
Republic of Slovenia 144A				5,320,000	5,772,200
Republic of Slovenia 144A				4,380,000	4,837,710
Republic of Slovenia 144A				1,410,000	1,594,710
Republic of Tunisia				4,319,000	4,345,778
Slovak Republic 144A				7,360,000	7,921,789
United Mexican States				7,406,000	8,239,175
Total Yankee Government Bonds (Cost $39,779,010)					41,946,831

		Yield		Shares
Short-Term Investments : 5.97%
Investment Companies : 5.97%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.07		78,511,327	78,511,327
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)		0.11		93,617,500	93,617,500
Total Short-Term Investments (Cost $172,128,827)					172,128,827

Total investments in securities (Cost $3,227,660,977)*	113.78%				3,278,992,761
Other assets and liabilities, net	(13.78)				(397,144,428)

Total net assets	100.00%				$2,881,848,333

±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

*	Cost for federal income tax purposes is $3,231,838,117 and unrealized gains (losses) consists of:

Gross unrealized gains	$55,408,496
Gross unrealized losses	(8,253,852)

Net unrealized gains	$47,154,644

Wells Fargo Advantage Core Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$858,779,695	$0	$858,779,695
Asset-backed securities	0	383,000,841	0	383,000,841
Corporate bonds and notes	0	509,826,086	0	509,826,086
Municipal obligations	0	31,219,473	0	31,219,473
Now-agency mortgage backed securities	0	163,514,250	0	163,514,250
U.S. Treasury securities	978,400,964	0	0	978,400,964
Yankee corporate bonds and notes	0	140,175,794	0	140,175,794
Yankee government bonds	0	41,946,831	0	41,946,831
Short-term investments
Investment companies	78,511,327	93,617,500	0	172,128,827

Total assets	$1,056,912,291	$2,222,080,470	$0	$3,278,992,761

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Inflation-Protected Bond Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities : 98.53%
TIPS		0.13%	4-15-2016	$2,084,014	$2,119,669
TIPS		0.13	4-15-2017	2,382,047	2,436,760
TIPS		0.13	4-15-2018	453,671	463,134
TIPS		0.13	4-15-2019	864,595	880,265
TIPS		0.13	1-15-2022	2,695,834	2,700,044
TIPS		0.13	7-15-2022	2,751,748	2,758,198
TIPS		0.13	1-15-2023	1,450,775	1,441,027
TIPS		0.13	7-15-2024	878,308	870,142
TIPS		0.38	7-15-2023	1,136,829	1,156,723
TIPS		0.63	7-15-2021	2,749,500	2,871,938
TIPS		0.63	1-15-2024	1,026,587	1,062,518
TIPS		0.63	2-15-2043	741,226	701,038
TIPS		0.75	2-15-2042	1,128,636	1,104,300
TIPS		1.13	1-15-2021	1,770,535	1,898,761
TIPS		1.25	7-15-2020	1,655,728	1,794,396
TIPS		1.38	7-15-2018	1,337,389	1,440,828
TIPS		1.38	1-15-2020	1,261,996	1,367,393
TIPS		1.38	2-15-2044	521,562	595,803
TIPS		1.63	1-15-2018	614,353	660,957
TIPS		1.75	1-15-2028	887,398	1,033,195
TIPS		1.88	7-15-2019	1,138,595	1,264,019
TIPS		2.00	1-15-2016	948,679	988,331
TIPS		2.00	1-15-2026	996,714	1,179,315
TIPS		2.13	1-15-2019	1,204,480	1,337,161
TIPS		2.13	2-15-2040	391,469	512,580
TIPS		2.13	2-15-2041	593,162	783,530
TIPS		2.38	1-15-2017	1,099,148	1,185,363
TIPS		2.38	1-15-2025	1,757,572	2,130,507
TIPS		2.38	1-15-2027	850,954	1,050,795
TIPS		2.50	7-15-2016	926,457	991,598
TIPS		2.50	1-15-2029	804,837	1,027,991
TIPS		2.63	7-15-2017	597,995	659,289
TIPS		3.38	4-15-2032	349,123	510,974
TIPS		3.63	4-15-2028	744,178	1,054,233
TIPS		3.88	4-15-2029	920,642	1,358,451
Total U.S. Treasury Securities (Cost $42,835,492)					45,391,226

		Yield		Shares
Short-Term Investments : 1.01%
Investment Companies : 0.95%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)		0.01		438,651	438,651

				Principal
U.S. Treasury Securities : 0.06%
U.S. Treasury Bill (z)#		0.02	9-18-2014	$25,000	25,000

Total Short-Term Investments (Cost $463,651)					463,651

Total investments in securities (Cost $43,299,143)*	99.54%				45,854,877
Other assets and liabilities, net	0.46				213,363

Total net assets	100.00%				$46,068,240

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $43,299,143 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,967,641
Gross unrealized losses	(411,907)

Net unrealized gains	$2,555,734

Wells Fargo Advantage Inflation-Protected Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
U.S. Treasury securities	$45,391,226	$0	$0	$45,391,226
Short-term investments
Investment companies	438,651	0	0	438,651
U.S. Treasury securities	0	25,000	0	25,000

	45,829,877	25,000	0	45,854,877
Futures contracts	750	0	0	750

Total assets	$45,830,627	$25,000	$0	$45,855,627

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of August 31, 2014, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the Portfolio.

At August 31, 2014, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2014	Unrealized losses
12-19-2014	JPMorgan	4 Short	U.S. Treasury Bonds	$560,375	$(3,993)

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 29.08%
FHLMC	3.50%	9-1-2032	$1,262,397	$1,311,737
FHLMC	4.00	4-1-2044	994,324	1,058,641
FHLMC Series T-20 Class A6	7.99	9-25-2029	129,076	136,721
FHLMC Series T-58 Class 4A	7.50	9-25-2043	1,297,106	1,548,853
FNMA	2.57	9-1-2019	542,573	555,724
FNMA	2.57	9-1-2019	542,788	555,921
FNMA	2.78	10-1-2020	550,000	565,978
FNMA	3.00	12-1-2032	88,369	90,917
FNMA	3.04	10-1-2022	599,371	616,476
FNMA	3.10	4-1-2021	1,100,000	1,144,663
FNMA	3.12	5-1-2022	558,169	578,105
FNMA	3.31	6-1-2021	550,000	579,483
FNMA	3.50	9-1-2032	2,490,313	2,591,222
FNMA	3.50	10-1-2032	1,158,218	1,205,153
FNMA	3.50	11-1-2042	447,700	461,324
FNMA	3.50	11-1-2042	690,409	711,418
FNMA	3.50	2-1-2043	340,135	350,485
FNMA	5.00	9-1-2033	403,645	446,069
FNMA	5.50	2-1-2036	1,092,755	1,180,339
FNMA Series 2002-90 Class A2	6.50	11-25-2042	536,930	608,470
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	258,335	297,500
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	2,368,692	2,636,018
FNMA Series 2003-86 Class PT	4.50	9-25-2018	460,878	485,244
FNMA Series 2003-W4 Class 3A ±	6.59	10-25-2042	408,646	464,895
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	1,029,113	1,153,443
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	1,421,961	1,614,051
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	240,377	279,832
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,322,479	1,553,898
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	581,449	680,583
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	1,870,711	2,081,957
GNMA	6.50	10-15-2023	39,548	44,664
GNMA	6.50	11-15-2023	19,697	22,244
GNMA	6.50	11-15-2023	24,089	27,514
GNMA	6.50	12-15-2023	31,106	35,248
GNMA	6.50	1-15-2024	60,835	68,704
GNMA	7.00	8-15-2027	138,754	162,311
SBA Series 2006-20B Class 1	5.35	2-1-2026	896,452	968,824
SBA Series 2006-20H Class 1	5.70	8-1-2026	452,817	502,682
SBA Series 2007-20J Class 1	5.57	10-1-2027	998,025	1,117,992
SBA Series 2013-10B Class1	3.64	9-10-2023	953,792	985,522
SBA Series 2013-20A Class 1	2.13	1-1-2033	573,937	554,707
SBA Series 2014-10A Class 1	3.19	3-10-2024	800,000	826,888
SBA Series 2014-20A Class 1	3.46	1-1-2034	490,577	510,252
Total Agency Securities (Cost $31,838,754)				33,372,672

Asset-Backed Securities : 3.50%
American Express Credit Accounts Series 2014-2 Class A	1.26	1-15-2020	570,000	569,652
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	550,000	550,281
Capital Auto Receivables Asset Trust Series 2014-3 Class A3%%	1.49	11-20-2018	570,000	569,904
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	550,000	549,987
College Loan Corporation Trust Series 2004-1 Class A4 ±	0.42	4-25-2024	570,000	569,241
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	550,000	549,541
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-2028	101,064	102,828
GSAMP Trust Series 2005-SEA1 Class A ±144A	0.50	1-25-2035	5,547	5,541
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	550,000	549,399
Total Asset-Backed Securities (Cost $4,012,414)				4,016,374

Corporate Bonds and Notes : 27.80%
Consumer Discretionary : 3.25%
Automobiles : 0.60%
Daimler Finance North America LLC 144A	2.38	8-1-2018	260,000	265,584

1

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Automobiles (continued)
General Motors Company	4.88%	10-2-2023	$400,000	$428,000
				693,584

Diversified Consumer Services : 2.17%
Dartmouth College	4.75	6-1-2019	440,000	493,973
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	820,894
Northwestern University	4.64	12-1-2044	350,000	388,642
Pepperdine University	5.45	8-1-2019	465,000	533,926
President and Fellows of Harvard College	3.53	10-1-2031	250,000	247,270
				2,484,705

Media : 0.48%
DIRECTV Holdings LLC	2.40	3-15-2017	400,000	411,280
Time Warner Incorporated	3.40	6-15-2022	140,000	141,784
				553,064

Consumer Staples : 2.42%
Food & Staples Retailing : 0.79%
CVS Caremark Corporation	4.00	12-5-2023	275,000	290,037
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	524,839
Wal-Mart Stores Incorporated	5.80	2-15-2018	84,000	96,080
				910,956

Food Products : 1.41%
Archer-Daniels-Midland Company	4.48	3-1-2021	400,000	445,057
Cargill Incorporated 144A	4.31	5-14-2021	419,000	460,157
Kellogg Company	4.00	12-15-2020	375,000	404,705
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	308,664
				1,618,583

Household Products : 0.22%
The Procter & Gamble Company	5.50	2-1-2034	200,000	248,518

Energy : 1.02%
Oil, Gas & Consumable Fuels : 1.02%
Chevron Corporation	2.36	12-5-2022	120,000	116,839
Chevron Corporation	3.19	6-24-2023	250,000	256,947
Devon Energy Corporation	1.88	5-15-2017	300,000	304,619
EQT Corporation	8.13	6-1-2019	400,000	496,284
				1,174,689

Financials : 13.39%
Banks : 5.60%
Bank of America Corporation	2.60	1-15-2019	155,000	156,511
Bank of America Corporation	4.00	4-1-2024	700,000	721,742
Chase Capital VI ±	0.86	8-1-2028	1,000,000	881,250
Citigroup Incorporated	6.13	11-21-2017	435,000	493,419
CoreStates Capital Trust II ±144A	0.88	1-15-2027	750,000	660,000
Manufacturers & Traders Trust Company ±	5.59	12-28-2020	758,000	789,349
National Capital Commerce Incorporated ±(i)	1.21	4-1-2027	400,000	346,500
National City Bank ±	0.60	6-7-2017	250,000	249,251
NTC Capital Trust Series A ±	0.75	1-15-2027	450,000	396,000
Regions Financial Corporation	5.75	6-15-2015	760,000	789,382
UBS Preferred Funding Trust V Series 1 ±	6.24	5-29-2049	700,000	739,813
US Bancorp	2.95	7-15-2022	200,000	198,841
				6,422,058

2

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets : 0.88%
Charles Schwab Corporation	6.38%	9-1-2017	$250,000	$285,738
Goldman Sachs Capital II ±	4.00	12-31-2049	115,000	90,850
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	232,130
Morgan Stanley	5.50	7-24-2020	350,000	399,064
				1,007,782

Consumer Finance : 0.14%
Caterpillar Financial Services Corporation	3.75	11-24-2023	150,000	157,974

Diversified Financial Services : 2.57%
ABB Treasury Center USA Incorporated 144A	4.00	6-15-2021	510,000	549,181
Deutsche Bank Capital Funding Trust VII ±144A	5.63	1-29-2049	500,000	516,250
General Electric Capital Corporation ±	0.62	5-5-2026	450,000	422,100
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2015	1,500,000	1,466,996
				2,954,527

Insurance : 1.45%
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	812,763
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	628,321
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	229,620
				1,670,704

REITs : 2.75%
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	188,212
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	42,152
Boston Properties LP	3.70	11-15-2018	180,000	191,747
Boston Properties LP	5.88	10-15-2019	200,000	232,383
Duke Realty LP	3.88	10-15-2022	150,000	153,913
Duke Realty LP	6.75	3-15-2020	250,000	297,681
ERP Operation LP	4.63	12-15-2021	470,000	521,446
Liberty Property LP	6.63	10-1-2017	400,000	455,617
Potlatch Corporation	7.50	11-1-2019	160,000	184,800
Realty Income Corporation	4.65	8-1-2023	370,000	400,603
UDR Incorporated	4.63	1-10-2022	260,000	283,657
Vornado Realty LP	2.50	6-30-2019	200,000	201,709
				3,153,920

Health Care : 0.59%
Health Care Providers & Services : 0.26%
Howard Hughes Medical Institute	3.50	9-1-2023	120,000	124,957
Roche Holdings Incorporated 144A	6.00	3-1-2019	144,000	168,199
				293,156

Pharmaceuticals : 0.33%
Novartis Capital Corporation	3.40	5-6-2024	370,000	380,982

Industrials : 1.62%
Aerospace & Defense : 0.16%
United Technologies Corporation	3.10	6-1-2022	180,000	183,691

Air Freight & Logistics : 0.21%
FedEx Corporation	4.00	1-15-2024	225,000	238,652

Machinery : 0.29%
Deere & Company	2.60	6-8-2022	340,000	335,206

Road & Rail : 0.63%
Burlington Northern Santa Fe LLC	3.05	9-1-2022	100,000	100,187
Burlington Northern Santa Fe LLC	3.40	9-1-2024	150,000	151,453

3

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail (continued)
Burlington Northern Santa Fe LLC	3.45%	9-15-2021	$250,000	$260,872
Union Pacific Corporation	7.88	1-15-2019	171,000	210,245
				722,757

Transportation Infrastructure : 0.33%
Vessel Management Service	3.43	8-15-2036	372,000	375,772

Information Technology : 1.40%
Communications Equipment : 0.09%
Cisco Systems Incorporated	2.13	3-1-2019	100,000	100,692

Electronic Equipment, Instruments & Components : 0.25%
Jabil Circuit Incorporated	8.25	3-15-2018	250,000	294,375

IT Services : 0.54%
Fiserv Incorporated	3.13	10-1-2015	500,000	512,512
Fiserv Incorporated	4.75	6-15-2021	100,000	111,355
				623,867

Software : 0.34%
Oracle Corporation	2.38	1-15-2019	160,000	162,909
Oracle Corporation	3.40	7-8-2024	220,000	224,101
				387,010

Technology Hardware, Storage & Peripherals : 0.18%
Apple Incorporated	2.85	5-6-2021	200,000	203,632

Materials : 1.30%
Chemicals : 0.99%
Ecolab Incorporated	4.35	12-8-2021	330,000	361,951
Valspar Corporation	5.10	8-1-2015	750,000	773,949
				1,135,900

Paper & Forest Products : 0.31%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	353,030

Telecommunication Services : 0.35%
Diversified Telecommunication Services : 0.35%
Verizon Communications Incorporated	5.15	9-15-2023	350,000	396,318

Utilities : 2.46%
Electric Utilities : 2.46%
Atlantic City Electric Company	7.75	11-15-2018	255,000	310,023
Connecticut Light & Power	5.38	3-1-2017	250,000	274,688
Entergy Texas Incorporated	7.13	2-1-2019	250,000	301,181
Great River Energy 144A	5.83	7-1-2017	397,397	429,415
ITC Holdings Corporation	3.65	6-15-2024	120,000	121,245
Kentucky Utilities Company	3.25	11-1-2020	250,000	261,433
Monongahela Power Company 144A	4.10	4-15-2024	380,000	407,355
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	404,630
PacifiCorp	3.60	4-1-2024	300,000	312,514
				2,822,484

Total Corporate Bonds and Notes (Cost $30,135,353)				31,898,588

4

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 9.34%
Arizona : 1.02%
Arizona School Facilities Board Refunding Certificates of Participation Series A-3 (Lease Revenue)	2.38%	9-1-2019	$235,000	$235,559
Maricopa County AZ Elementary School District #28 Kyrene Elementary Build America Bonds Series D (GO)	5.38	7-1-2019	800,000	931,544
				1,167,103

Arkansas : 0.31%
Arkansas Taxable Amendment 82 Series A (GO)	2.61	7-1-2021	350,000	356,055

California : 0.23%
California Build America Bonds (GO)	6.88	11-1-2026	200,000	263,616

Georgia : 0.52%
Cherokee County GA School System Build America Bonds (GO)	5.87	8-1-2028	500,000	602,630

Indiana : 0.22%
Indiana Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51	1-1-2039	245,000	250,895

Kentucky : 0.19%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-2037	215,000	216,451

Maryland : 0.26%
Baltimore County MD (GO)	3.57	8-1-2032	300,000	292,806

Massachusetts : 0.86%
Boston MA Series C Qualified School Construction Bonds (GO)	4.40	4-1-2026	400,000	434,840
Massachusetts Build America Bonds Series D (GO)	4.50	8-1-2031	500,000	556,825
				991,665

Minnesota : 0.24%
Minnetonka MN Independent School District #276 Series E (GO, South Dakota Credit Program Insured)	2.55	1-1-2024	290,000	278,058

Missouri : 0.40%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.08	8-27-2029	455,478	458,530

New Hampshire : 0.30%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	7-1-2037	345,000	347,253

New Jersey : 1.09%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,253,562

North Carolina : 0.34%
Duke University North Carolina Series A (Education Revenue)	5.85	4-1-2037	300,000	388,905

Ohio : 0.33%
Ohio Housing Finance Agency Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	9-1-2025	120,000	124,111
Ohio Veterans Compensation (GO)	3.38	10-1-2021	250,000	260,065
				384,176

Oklahoma : 0.34%
Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue)	3.27	4-1-2023	375,000	387,116

Oregon : 0.30%
Oregon University Series D (GO)	2.03	8-1-2020	350,000	346,122

5

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Texas : 0.77%
Clear Creek TX Independent School District Taxable Refunding Series B (GO)	3.40%	2-15-2022	$375,000	$392,888
Harris County TX Taxable Refunding Permanent Improvement Series B (GO)	2.12	10-1-2021	500,000	491,490
				884,378

Washington : 0.95%
King County WA Build America Bonds Recovery Zone Economic Development Taxable Series C (GO)	5.03	12-1-2023	230,000	260,749
King County WA School District #210 Federal Way Build America Bonds (GO)	4.90	12-1-2022	400,000	439,760
Washington Build America Bonds (GO)	5.09	8-1-2033	325,000	384,602
				1,085,111

West Virginia : 0.48%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	500,000	549,845

Wisconsin : 0.19%
Wisconsin Housing & EDA Home Ownership Revenue Series F (Housing Revenue)	5.73	9-1-2037	210,000	214,097

Total Municipal Obligations (Cost $10,085,757)				10,718,374

Non-Agency Mortgage Backed Securities : 13.03%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	604,390	661,396
Commercial Mortgage Pass-Through Certificate Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	759,257
Commercial Mortgage Pass-Through Certificate Trust Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	575,450
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.54	6-25-2034	739,166	757,750
Credit Suisse First Boston Commercial Mortgage Trust Series 2007-C1 Class AAB	5.34	2-15-2040	656,541	685,863
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	500,000	556,346
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	576,098
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	560,000	579,478
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	210,716
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	211,453
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7 Class ASB ±	6.06	4-15-2045	629,013	643,087
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	570,000	612,905
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A4 144A	4.39	7-15-2046	510,000	558,456
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class A3	4.17	8-15-2046	530,000	575,278
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	565,990
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 ±	0.87	10-25-2035	800,000	800,038
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	575,446
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	555,758
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	571,150
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ±144A	6.50	10-25-2034	1,202,740	1,226,330
Sequoia Mortgage Trust Series 10 Class 1A ±	0.96	10-20-2027	399,992	392,936
South Carolina Student Loan Corporation Series 2014-1 Class B ±	1.67	8-1-2035	500,000	471,135
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A	0.44	5-25-2047	2,231,497	1,365,676
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4 ±	4.85	10-15-2041	466,768	467,794
Total Non-Agency Mortgage Backed Securities (Cost $15,725,733)				14,955,786

6

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities : 8.65%
U.S. Treasury Bond	3.63%	2-15-2044	$1,266,000	$1,402,689
U.S. Treasury Bond	3.88	8-15-2040	375,000	434,531
U.S. Treasury Bond	4.25	11-15-2040	2,105,000	2,587,176
U.S. Treasury Bond	4.50	2-15-2036	2,776,000	3,502,532
U.S. Treasury Note	0.88	5-15-2017	2,000,000	2,001,876
Total U.S. Treasury Securities (Cost $8,737,923)				9,928,804

Yankee Corporate Bonds and Notes : 5.36%
Consumer Discretionary : 0.32%
Media : 0.32%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	369,210

Energy : 2.15%
Energy Equipment & Services : 0.73%
Ensco plc	4.70	3-15-2021	200,000	217,760
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	417,943
Weatherford International Limited	4.50	4-15-2022	190,000	202,965
				838,668

Oil, Gas & Consumable Fuels : 1.42%
BP Capital Markets plc	3.81	2-10-2024	110,000	115,432
BP Capital Markets plc	4.50	10-1-2020	350,000	386,246
Petroleos Mexicanos	2.29	2-15-2024	261,250	261,748
Petroleos Mexicanos	2.83	2-15-2024	546,250	561,035
Petroleos Mexicanos 144A	6.38	1-23-2045	250,000	302,500
				1,626,961

Financials : 1.21%
Banks : 0.29%
RaboBank Nederland	4.50	1-11-2021	300,000	333,486

Diversified Financial Services : 0.92%
Shell International Finance BV	3.40	8-12-2023	370,000	382,320
Total Capital International SA	3.70	1-15-2024	200,000	210,797
Tyco Electronics Group SA	3.50	2-3-2022	450,000	466,272
				1,059,389

Industrials : 0.45%
Aerospace & Defense : 0.45%
BAE Systems plc 144A	4.75	10-11-2021	470,000	524,069

Information Technology : 0.33%
Semiconductors & Semiconductor Equipment : 0.33%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	375,445

Materials : 0.56%
Metals & Mining : 0.56%
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	370,000	393,958
Teck Resources Limited	3.00	3-1-2019	240,000	245,035
				638,993

7

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Telecommunication Services : 0.34%
Wireless Telecommunication Services : 0.34%
Rogers Communications Incorporated		4.10%	10-1-2023	$370,000	$387,918

Total Yankee Corporate Bonds and Notes (Cost $5,828,963)					6,154,139

Yankee Government Bonds : 0.42%
Hashemite Kingdom of Jordan		2.50	10-30-2020	475,000	482,634

Total Yankee Government Bonds (Cost $475,000)					482,634

		Yield		Shares
Short-Term Investments : 1.71%
Investment Companies : 1.71%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.07		1,957,489	1,957,489

Total Short-Term Investments (Cost $1,957,489)					1,957,489

Total investments in securities (Cost $108,797,386)*	98.89%				113,484,860
Other assets and liabilities, net	1.11				1,273,490

Total net assets	100.00%				$114,758,350

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $108,797,386 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,243,988
Gross unrealized losses	(1,556,514)

Net unrealized gains	$4,687,474

8

Wells Fargo Advantage Managed Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$33,372,672	$0	$33,372,672
Asset-backed securities	0	4,016,374	0	4,016,374
Corporate bonds and notes	0	31,898,588	0	31,898,588
Municipal obligations	0	10,718,374	0	10,718,374
Non-agency mortgage backed securities	0	13,590,110	1,365,676	14,955,786
U.S. Treasury securities	9,928,804	0	0	9,928,804
Yankee corporate bonds and notes	0	6,154,139	0	6,154,139
Yankee government bonds	0	482,634	0	482,634
Short-term investments
Investment companies	1,957,489	0	0	1,957,489

Total assets	$11,886,293	$100,232,891	$1,365,676	$113,484,860

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Non-agency mortgage backed securities
Balance as of May 31, 2014	$1,400,534
Accrued discounts (premiums)	0
Realized gains	0
Change in unrealized gains (losses)	31,108
Purchases	0
Sales	(65,966)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of August 31, 2014	$1,365,676

Change in unrealized gains (losses) relating to securities still held at August 31, 2014	$5,356

The investment type categorized above was valued using an indicative broker quote. The indicative broker quote is considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Portfolio and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 36.47%
FHLMC	6.00%	7-1-2017	$39,738	$41,340
FHLMC	7.50	7-1-2017	29,620	30,437
FHLMC Series T-54 Class 4A ±	3.04	2-25-2043	526,851	555,811
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	617,798	714,276
FHLMC Series T-63 Class 1A1 ±	1.32	2-25-2045	452,552	463,187
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	464,826	565,271
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	716,576	800,314
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	762,050	909,951
FNMA ±	1.32	10-1-2034	317,562	325,118
FNMA ±	1.32	4-1-2044	228,407	233,299
FNMA ±	1.32	10-1-2044	271,324	277,815
FNMA ±	1.36	4-1-2037	279,481	292,747
FNMA ±	1.75	9-1-2033	196,263	204,175
FNMA ±	1.78	10-1-2033	456,492	479,424
FNMA ±	1.93	6-1-2033	386,921	414,904
FNMA ±	1.93	4-1-2034	408,453	431,089
FNMA ±	1.96	8-1-2035	338,452	356,066
FNMA ±	2.01	12-1-2033	293,151	312,501
FNMA ±	2.04	6-1-2033	277,621	290,835
FNMA ±	2.04	1-1-2036	201,681	214,402
FNMA ±	2.08	7-1-2035	232,684	248,527
FNMA ±	2.26	7-1-2017	9,848	9,924
FNMA	5.50	2-1-2017	81,486	86,408
FNMA	6.50	12-1-2015	439	441
FNMA Series 2003-W4 Class 3A ±	6.59	10-25-2042	341,446	388,445
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	254,150	294,006
FNMA Series 2007-88 Class HC ±	2.33	9-25-2037	309,519	319,791
Total Agency Securities (Cost $8,674,161)				9,260,504

Asset-Backed Securities : 20.79%
Ally Auto Receivables Trust Series 2013-2 Class A3	0.79	1-15-2018	115,000	114,930
Ally Auto Receivables Trust Series 2014-SN1 Class A3	0.75	2-21-2017	110,000	109,884
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3	0.90	9-10-2018	116,000	116,083
AmeriCredit Automobile Receivables Trust Series 2014-1 Class A3	0.90	2-8-2019	110,000	109,931
Bank of America Credit Card Trust Series 2014-A2 Class A ±	0.43	9-16-2019	120,000	120,128
BMW Vehicle Lease Trust Series 2014-1 Class A3	0.73	2-21-2017	110,000	109,955
Capital Auto Receivables Asset Trust Series 2014-1 Class A1A	0.68	5-20-2016	110,000	110,113
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2	1.26	1-15-2020	100,000	100,146
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79	10-15-2018	110,000	109,860
Chase Issuance Trust Series 2014-A6 Class A6	1.26	7-15-2019	120,000	119,899
Chrysler Capital Auto Receivables Trust Series 2014-AA Class A3 144A	0.83	9-17-2018	100,000	99,999
CIT Equipment Series 2013-VT1 Class A2 144A	0.65	3-21-2016	116,000	116,112
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	100,000	99,998
College Loan Corporation Trust Series 2004-1 Class A4 ±	0.42	4-25-2024	110,000	109,853
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	100,000	99,917
Fifth Third Auto Trust Series 2014-2 Class A3	0.89	11-15-2018	130,000	129,885
Ford Credit Auto Lease Trust Series 2014-A Class A3	0.68	4-15-2017	100,000	99,994
Ford Credit Auto Owner Trust Series 2014-B Class A3	0.90	10-15-2018	120,000	120,297
Ford Credit Auto Owner Trust Series 2013-A Class A3	0.55	7-15-2017	97,011	97,092
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.76	9-15-2016	114,000	114,207
Ford Credit Auto Owner Trust Series 2014-A Class A3	0.79	5-15-2018	220,000	220,062
GE Equipment LLC Series 2012-1 Class A3	0.60	5-23-2016	96,624	96,694
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	97,160	97,250
GE Equipment LLC Series 2013-2 Class A3	0.92	9-25-2017	120,000	120,322
GE Equipment Small Ticket LLC Series 2014-1A Class A3 144A	0.95	9-25-2017	110,000	110,140
GM Financial Automobile Lease Series 2014-1A Class A3 144A	1.01	5-22-2017	120,000	120,063
GSAMP Trust Series 2005-SEA2 Class A1 144A±	0.51	1-25-2045	269,593	262,525
Honda Auto Receivables Owner Trust Series 2012-4 Class A3	0.52	8-18-2016	82,446	82,525
Honda Auto Receivables Owner Trust Series 2013-4 Class A3	0.69	9-18-2017	110,000	110,080
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	100,000	99,712
Household Home Equity Loan Trust Series 2006-1 Class A1 ±	0.32	1-20-2036	455,308	452,535

1

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Hyundai Auto Receivables Trust Series 2013-C Class A3	1.01%	2-15-2018	$125,000	$125,520
Hyundai Auto Receivables Trust Series 2014-A Class A3	0.79	7-16-2018	100,000	99,894
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	130,000	130,709
Mercedes-Benz Auto Lease Trust Series 2014-A Class A3	0.68	12-15-2016	115,000	115,072
Mercedes-Benz Auto Receivables Trust Series 2013-B Class A3	0.62	7-15-2016	115,000	115,085
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	100,000	99,891
Santander Drive Auto Receivables Trust Series 2014-1 Class A2A	0.66	6-15-2017	100,509	100,603
Toyota Auto Receivables Owner Trust Series 2013-B Class A3	0.89	7-17-2017	125,000	125,506
Toyota Auto Receivables Owner Trust Series 2014-A Class A3	0.67	12-15-2017	100,000	99,962
Toyota Auto Receivables Owner Trust Series 2014-B Class A3	0.76	3-15-2018	110,000	109,984
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	100,000	100,009
World Omni Automobile Lease Trust Series 2013-A Class A2A	0.73	5-16-2016	77,763	77,897
Total Asset-Backed Securities (Cost $5,286,202)				5,280,323

Corporate Bonds and Notes : 26.56%
Consumer Discretionary : 3.07%
Automobiles : 1.55%
BMW Bank North America	0.70	7-18-2016	245,000	244,421
Daimler Finance North America LLC 144A	1.88	9-15-2014	150,000	150,073
				394,494

Diversified Consumer Services : 0.42%
Stanford University	4.25	5-1-2016	100,000	105,637

Specialty Retail : 1.10%
Home Depot Incorporated	5.40	3-1-2016	110,000	117,871
Lowe’s Companies Incorporated	1.63	4-15-2017	160,000	161,758
				279,629

Consumer Staples : 3.56%
Beverages : 1.00%
Anheuser-Busch Companies Incorporated	5.00	1-15-2015	80,000	81,377
Brown-Forman Corporation	2.50	1-15-2016	70,000	71,782
Coca-Cola Company	0.75	3-13-2015	100,000	100,235
				253,394

Food & Staples Retailing : 0.32%
CVS Caremark Corporation	3.25	5-18-2015	80,000	81,581

Food Products : 1.76%
General Mills Incorporated	5.20	3-17-2015	150,000	153,827
Ingredion Incorporated	3.20	11-1-2015	91,000	93,528
Kellogg Company	4.45	5-30-2016	94,000	99,785
Kraft Foods Group Incorporated	1.63	6-4-2015	100,000	100,868
				448,008

Household Products : 0.48%
Procter & Gamble Company	4.85	12-15-2015	115,000	121,473

Energy : 1.35%
Oil, Gas & Consumable Fuels : 1.35%
ConocoPhillips	4.60	1-15-2015	130,000	131,993
Duke Energy Carolinas LLC	5.30	10-1-2015	125,000	131,556

2

Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66	1.95%	3-5-2015	$80,000	$80,585
				344,134

Financials : 9.40%
Banks : 3.45%
Ally Bank	0.90	9-18-2015	74,000	74,183
Bank of America Corporation	1.25	1-11-2016	70,000	70,361
Bank of America Corporation	4.50	4-1-2015	80,000	81,827
Branch Banking & Trust Company ±	0.55	9-13-2016	250,000	249,351
Citigroup Incorporated	4.59	12-15-2015	90,000	94,397
Citigroup Incorporated	4.75	5-19-2015	40,000	41,175
HSBC USA Incorporated	2.38	2-13-2015	100,000	100,912
KeyBank NA	4.95	9-15-2015	157,000	163,698
				875,904

Capital Markets : 1.36%
Bank of New York Mellon Corporation	2.50	1-15-2016	115,000	117,947
Goldman Sachs Group Incorporated	5.35	1-15-2016	90,000	95,485
Morgan Stanley	3.45	11-2-2015	92,000	94,784
State Street Corporation	2.88	3-7-2016	37,000	38,299
				346,515

Consumer Finance : 2.18%
American Express Credit Corporation	2.75	9-15-2015	77,000	78,847
American Honda Finance Corporation	1.13	10-7-2016	50,000	50,289
Discover Bank	0.85	9-25-2015	125,000	125,244
Sallie Mae Bank	0.85	10-30-2015	175,000	175,334
Toyota Motor Credit Corporation	2.05	1-12-2017	120,000	122,999
				552,713

Diversified Financial Services : 0.20%
General Electric Capital Corporation ±	0.88	7-12-2016	50,000	50,474

Insurance : 0.41%
MetLife Global Funding 144A	3.13	1-11-2016	100,000	103,293

REITs : 1.80%
AvalonBay Communities Incorporated	5.70	3-15-2017	80,000	88,241
Boston Properties LP	5.00	6-1-2015	70,000	72,233
Boston Properties LP	5.63	4-15-2015	45,000	46,388
ERP Operating LP	5.25	9-15-2014	150,000	150,221
Vornado Realty Trust	4.25	4-1-2015	100,000	101,160
				458,243

Health Care : 1.07%
Life Sciences Tools & Services : 0.71%
Thermo Fisher Scientific Incorporated	5.00	6-1-2015	175,000	180,847

Pharmaceuticals : 0.36%
AbbVie Incorporated	1.20	11-6-2015	90,000	90,487

3

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 2.46%
Aerospace & Defense : 0.44%
United Technologies Corporation	4.88%	5-1-2015	$108,000	$111,242

Commercial Services & Supplies : 0.81%
Cintas Corporation No. 2	2.85	6-1-2016	80,000	82,559
Cooper US Incorporated	2.38	1-15-2016	120,000	122,777
				205,336

Electrical Equipment : 0.12%
ABB Treasury Center USA Incorporated 144A	2.50	6-15-2016	30,000	30,847

Industrial Conglomerates : 0.24%
General Electric Company	0.85	10-9-2015	60,000	60,279

Machinery : 0.41%
Caterpillar Incorporated	4.63	6-1-2015	100,000	103,144

Road & Rail : 0.44%
Norfolk Southern Corporation	5.75	1-15-2016	106,000	113,093

Information Technology : 0.36%
Software : 0.36%
Oracle Corporation ±	0.43	7-7-2017	90,000	90,178

Materials : 1.22%
Chemicals : 1.22%
Ecolab Incorporated	2.38	12-8-2014	65,000	65,346
Ecolab Incorporated	4.88	2-15-2015	125,000	127,481
Sherwin-Williams Company	3.13	12-15-2014	115,000	115,861
				308,688

Telecommunication Services : 0.53%
Diversified Telecommunication Services : 0.53%
Verizon Communications Incorporated	3.00	4-1-2016	130,000	134,435

Utilities : 3.54%
Electric Utilities : 2.05%
Kentucky Utilities Company	1.63	11-1-2015	110,000	111,359
PECO Energy Company	5.00	10-1-2014	160,000	160,552
Sierra Pacific Power Company	6.00	5-15-2016	90,000	97,944
Southern California Edison Company	1.13	5-1-2017	90,000	89,955
Southern California Edison Company	4.15	9-15-2014	61,000	61,072
				520,882

Gas Utilities : 1.08%
Atmos Energy Corporation	4.95	10-15-2014	125,000	125,655
Questar Corporation	2.75	2-1-2016	144,000	147,586
				273,241

Multi-Utilities : 0.41%
San Diego Gas & Electric Company	5.30	11-15-2015	100,000	105,517

Total Corporate Bonds and Notes (Cost $6,729,226)				6,743,708

4

Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 1.44%
Arizona : 0.28%
Arizona COP (Miscellaneous Revenue)	0.95%	9-1-2016	$70,000	$70,252

Colorado : 0.40%
Colorado Build America Bonds Building Excellent Schools Series E (Miscellaneous Revenue)	3.73	3-15-2015	100,000	101,807

Maine : 0.76%
Lewiston ME Series C (GO)	3.00	4-1-2015	190,000	193,061

Total Municipal Obligations (Cost $363,644)				365,120

Non-Agency Mortgage Backed Securities : 4.36%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	111,678	113,576
Bear Stearns Commercial Mortgage Securities Incorporated Series 2007-PW17 Class A1A ±	5.65	6-11-2050	104,761	114,642
CIT Education Loan Trust Series 2005-1 Class A3 ±	0.35	3-15-2026	121,664	121,084
CNH Equipment Trust Series 2014-B Class A3	0.91	5-15-2019	125,000	124,730
GE Equipment Transportation LLC Series 2014-1 Class A3	0.97	4-23-2018	120,000	120,163
John Deere Owner Trust Series 2014-A Class A3	0.92	4-16-2018	110,000	110,202
SLMA Series 2012-7 Class A1 ±	0.32	2-27-2017	42,192	42,137
SLMA Series 2014-1 Class A1 ±	0.44	5-28-2019	87,714	87,700
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	172,703	173,230
Volvo Financial Equipment LLC Series 2014-1A Class A3 144A	0.82	4-16-2018	100,000	99,876
Total Non-Agency Mortgage Backed Securities (Cost $1,110,672)				1,107,340

Yankee Corporate Bonds and Notes : 4.43%
Consumer Staples : 0.43%
Beverages : 0.43%
SABMiller plc 144A	6.50	7-1-2016	100,000	109,692

Energy : 1.70%
Oil, Gas & Consumable Fuels : 1.70%
BP Capital Markets plc ±	0.57	11-6-2015	100,000	100,318
Schlumberger SA 144A	2.65	1-15-2016	100,000	102,814
Shell International	3.10	6-28-2015	73,000	74,680
Total Capital SA	2.30	3-15-2016	150,000	153,820
				431,632

Financials : 1.14%
Banks : 1.14%
Barclays Bank plc	2.75	2-23-2015	110,000	111,173
BNP Paribas	3.60	2-23-2016	75,000	77,988
Royal Bank of Canada	0.80	10-30-2015	100,000	100,356
				289,517

Health Care : 0.31%
Health Care Equipment & Supplies : 0.31%
Covidien International Finance SA	1.35	5-29-2015	80,000	80,532

5

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage Stable Income Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Industrials : 0.32%
Machinery : 0.32%
Pentair Finance SA		1.35%	12-1-2015	$80,000	$80,527

Materials : 0.53%
Metals & Mining : 0.53%
Rio Tinto Finance USA Limited		1.88	11-2-2015	132,000	134,013

Total Yankee Corporate Bonds and Notes (Cost $1,123,601)					1,125,913

		Yield		Shares
Short-Term Investments : 5.51%
Investment Companies : 5.51%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07		1,399,526	1,399,526

Total Short-Term Investments (Cost $1,399,526)					1,399,526

Total investments in securities (Cost $24,687,032)*	99.56%				25,282,434
Other assets and liabilities, net	0.44				112,533

Total net assets	100.00%				$25,394,967

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $24,687,621 and unrealized gains (losses) consists of:

Gross unrealized gains	$613,326
Gross unrealized losses	(18,513)

Net unrealized gains	$594,813

6

Wells Fargo Advantage Stable Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$9,260,504	$0	$9,260,504
Asset-backed securities	0	5,280,323	0	5,280,323
Corporate bonds and notes	0	6,743,708	0	6,743,708
Municipal obligations	0	365,120	0	365,120
Non-agency mortgage backed securities	0	1,107,340	0	1,107,340
Yankee corporate bonds and notes	0	1,125,913	0	1,125,913
Short-term investments
Investment companies	1,399,526	0	0	1,399,526

Total assets	$1,399,526	$23,882,908	$0	$25,282,434

Liabilities
Futures contracts	$625	$0	$0	$625

Total liabilities	$625	$0	$0	$625

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

Derivative transactions

As of August 31, 2014, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At August 31, 2014, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2014	Unrealized gains
12/31/2014	JPMorgan	20 Short	5 Year U.S. Treasury Notes	$2,376,719	$5,309

As of August 31, 2014, the Portfolio had segregated $18,000 as cash collateral for open futures contracts.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:
/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:
/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: October 27, 2014

By:
/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: October 27, 2014

By:
/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: October 27, 2014